As filed with the Securities and Exchange Commission on June 16, 2006

Registration No. 333-131941/811-05084

U.S. Securities and Exchange Commission

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 3   Post-Effective Amendment No. ___

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:

MUTUAL OF AMERICA INVESTMENT CORPORATION

Area Code and Telephone Number:

(212) 224-1600

Address of Principal Executive Offices:

320 Park Avenue, New York, New York 10022

Name and Address of Agent for Service:

Manfred Altstadt

Chairman, President and CEO

Mutual of America Investment Corporation

320 Park Avenue

New York, New York 10022

Copies to:

Thomas L. Martin

Senior Vice President and Secretary

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the
Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest in the Registrant’s Small Cap Growth Fund

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Mutual of America Investment Corporation
Aggressive Equity Fund
320 Park Avenue, New York, New York 10022

June 13, 2006

Dear Variable Annuity Contract or
    Variable Life Insurance Policy Owner:

Shares of the Aggressive Equity Fund (the “Aggressive Equity Fund”) of Mutual of America Investment Corporation (the “Investment Company”) have been purchased at your direction by the Mutual of America Life Insurance Company (“Mutual of America”) through one or more of its separate accounts to fund benefits payable under your variable annuity contract or variable life insurance policy (collectively, the “variable contracts”). Mutual of America, as the shareholder of record and legal owner of those separate accounts, has been asked to approve an Agreement and Plan of Reorganization (the “Plan”) whereby all of the assets and liabilities of the Aggressive Equity Fund will be transferred to the Small Cap Growth Fund and the Small Cap Value Fund, each a series in the Investment Company, (the “Small Cap Growth Fund” and the “Small Cap Value Fund”, together the New Funds, and together with the Aggressive Equity Fund, the “Funds”). No tax gain or loss will be recognized by the owners of the variable contracts. As an owner of a variable contract with an interest in one or more of those separate accounts on the record date, May 12, 2006, Mutual of America is asking you for instructions as to how to vote the shares of the Aggressive Equity Fund that are attributable to your variable contract.

If the Plan is approved and consummated, on September 1, 2006 or such other date as is determined by management the separate account(s) in which you have an interest will own shares of the New Funds instead of shares of the Aggressive Equity Fund. Each separate account will receive shares of the New Funds with an aggregate net asset value equal to the aggregate net asset value of the shares of the Aggressive Equity Fund owned by the separate account before the reorganization. The proportion of shares of each New Fund will be equal to the proportion of growth stocks and value stocks currently owned by the Aggressive Equity Fund as described in greater detail in the attached Combined Prospectus/Proxy Statement.

The Aggressive Equity Fund currently invests substantially all of its assets in small capitalization value and growth stocks, in approximately the same ratio as such stocks are represented in the Russell 2000® Index.

Your Vote is Important!

Pursuant to the proposed transaction, the Aggressive Equity Fund will transfer all of its assets to the New Funds in exchange for shares of the New Funds and the assumption by each of the New Funds of a pro rata share of the liabilities of the Aggressive Equity Fund. The ratio of the value of the shares of each of the New Funds to be received by the shareholders will be equal to the ratio of the respective values of the growth stocks and value stocks, that is, 52% in shares of the Small Cap Value Fund and 48% in shares of the Small Cap Growth Fund, or such other percentages as may represent the actual ratio at the time of the transaction.

Mutual of America Capital Management Corporation (“Capital Management”) is the investment adviser for the Funds. Capital Management is a subsidiary of Mutual of America. Management of the Investment Company has proposed the reorganization to provide variable contract owners the ability to determine the proportion of their investments in value stocks and growth stocks rather than having it be determined by the investment adviser.

After carefully considering the merits of the proposal, the Investment Company’s Board of Directors (the “Board”) has determined that the reorganization is in the best interests of the Aggressive Equity Fund’s shareholders, and in the best interests of the underlying variable contract owners of the Funds. Furthermore, your interests will not be diluted as a result of the reorganization.

Each New Fund, which is available to your variable contract as an investment option, offers a portfolio with investment objectives and policies that are similar to those of the corresponding segment of the Aggressive Equity Fund, although there are some important differences. The Board anticipates that reorganizing the asset segments of the Aggressive Equity Fund into the two New Funds should result in variable contract owners having greater flexibility in the allocation of their investments.

Here are some facts about the reorganization and each New Fund that will be useful to you as you vote on this reorganization:

1.	Following the reorganization, each New Fund is expected to have an aggregate operating expense ratio that is no greater than that of the Aggressive Equity Fund currently.

2.	If you would rather not remain in either or both of the New Funds after the reorganization, you may transfer all or a part of your interest in a New Fund as provided in your contract to another available investment option on each day the Investment Company is open for business at the then current net asset value per share. Currently, transfers are not subject to charges or limits except there are restrictions with respect to frequent purchases and redemptions.

3.	Following the Closing, those variable contract owners with separate account allocations to the Aggressive Equity Fund who have not changed such allocation will automatically be deemed to allocate their automatic payroll deduction or periodic contributions to the Small Cap Value Fund and the Small Cap Growth Fund in the ratio of growth and value stocks in the Aggressive Equity Fund at the Valuation Time. Any fractional percentages of the variable contract owner’s regular contribution that may result from such deemed allocation will be rounded by contributing the fraction to the Fund with the largest share of the ratio, or if the ratio is equal, to the Small Cap Value Fund. If you would like to change your allocation, please contact Mutual of America or follow the instructions in the Investment Company prospectus for allocation changes.

Your Vote is Important!

The Board recommends that you read the enclosed materials carefully and then instruct Mutual of America to vote FOR the proposal. Please take a moment now to sign and return the voting instruction form(s) in the enclosed postage-paid envelope, vote via telephone by calling 1-888-221-0697, or vote via internet at www.proxyweb.com. For more information, please call Mutual of America at 1-800-468-3785.

Yours truly,

Mutual of America Life Insurance Company

Your vote is important. We urge you to vote.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

Mutual of America Investment Corporation
Aggressive Equity Fund
320 Park Avenue, New York, New York 10022

June 13, 2006

Dear Variable Annuity Contract or
    Variable Life Insurance Policy Owner:

Shares of the Aggressive Equity Fund (the “Aggressive Equity Fund”) of Mutual of America Investment Corporation (the “Investment Company”) have been purchased at your direction by the American Life Insurance Company of New York (“American Life”) through one or more of its separate accounts to fund benefits payable under your variable annuity contract or variable life insurance policy (collectively, the “variable contracts”). American Life, as the shareholder of record and legal owner of those separate accounts, has been asked to approve an Agreement and Plan of Reorganization (the “Plan”) whereby all of the assets and liabilities of the Aggressive Equity Fund will be transferred to the Small Cap Growth Fund and the Small Cap Value Fund, each a series in the Investment Company, (the “Small Cap Growth Fund” and the “Small Cap Value Fund”, together the New Funds, and together with the Aggressive Equity Fund, the “Funds”). No tax gain or loss will be recognized by the owners of the variable contracts. As an owner of a variable contract with an interest in one or more of those separate accounts on the record date May 12, 2006, American Life is asking you for instructions as to how to vote the shares of the Aggressive Equity Fund that are attributable to your variable contract.

If the Plan is approved and consummated, on September 1, 2006 or such other date as is determined by management the separate account(s) in which you have an interest will own shares of the New Funds instead of shares of the Aggressive Equity Fund. Each separate account will receive shares of the New Funds with an aggregate net asset value equal to the aggregate net asset value of the shares of the Aggressive Equity Fund owned by the separate account before the reorganization. The proportion of shares of each New Fund will be equal to the proportion of growth stocks and value stocks currently owned by the Aggressive Equity Fund as described in greater detail in the attached Combined Prospectus/Proxy Statement.

The Aggressive Equity Fund currently invests substantially all of its assets in small capitalization value and growth stocks, in approximately the same ratio as such stocks are represented in the Russell 2000® Index.

Your Vote is Important!

Pursuant to the proposed transaction, the Aggressive Equity Fund will transfer all of its assets to the New Funds in exchange for shares of the New Funds and the assumption by each of the New Funds of a pro rata share of the liabilities of the Aggressive Equity Fund. The ratio of the value of the shares of each of the New Funds to be received by the shareholders will be equal to the ratio of the respective values of the growth stocks and value stocks, that is, 52% in shares of the Small Cap Value Fund and 48% in shares of the Small Cap Growth Fund, or such other percentages as may represent the actual ratio at the time of the transaction.

Mutual of America Capital Management Corporation (“Capital Management”) is the investment adviser for the Funds. Capital Management is a subsidiary of Mutual of America Life Insurance Company, the former parent of American Life. Management of the Investment Company has proposed the reorganization to provide variable contract owners the ability to determine the proportion of their investments in value stocks and growth stocks rather than having it be determined by the investment adviser.

After carefully considering the merits of the proposal, the Investment Company’s Board of Directors (the “Board”) has determined that the reorganization is in the best interests of each Fund’s shareholders, and in the best interests of the underlying variable contract owners of the Funds. Furthermore, your interests will not be diluted as a result of the reorganization.

Each New Fund, which is available to your variable contract as an investment option, offers a portfolio with investment objectives and policies that are similar to those of the corresponding segment of the Aggressive Equity Fund, although there are some important differences. The Board anticipates that reorganizing the asset segments of the Aggressive Equity Fund into the two New Funds should result in contract owners having greater flexibility in the allocation of their investments.

Here are some facts about the reorganization and each New Fund that will be useful to you as you vote on this reorganization:

1.	Following the reorganization, each New Fund is expected to have an aggregate operating expense ratio that is no greater than that of the Aggressive Equity Fund currently.

2.	If you would rather not remain in either or both of the New Funds after the reorganization, you may transfer all or a part of your interest in a New Fund as provided in your contract to another available investment option on each day the Investment Company is open for business at the then current net asset value per share. Currently, transfers are not subject to charges or limits except there are restrictions with respect to frequent purchases and redemptions.

3.	Following the Closing, those variable contract owners with separate account allocations to the Aggressive Equity Fund who have not changed such allocation will automatically be deemed to allocate their automatic payroll deduction or periodic contributions to the Small Cap Value Fund and the Small Cap Growth Fund in the ratio of growth and value stocks in the Aggressive Equity Fund at the Valuation Time. Any fractional percentages of the variable contract owner’s regular contribution that may result from such deemed allocation will be rounded by contributing the fraction to the Fund with the largest share of the ratio, or if the ratio is equal, to the Small Cap Value Fund. If you would like to change your allocation, please contact Mutual of America or follow the instructions in the Investment Company prospectus for allocation changes.

Your Vote is Important!

The Board recommends that you read the enclosed materials carefully and then instruct American Life to vote FOR the proposal. Please take a moment now to sign and return the voting instruction form(s) in the enclosed postage-paid envelope, vote via telephone by calling 1-888-221-0697 or vote via internet at www.proxyweb.com. For more information, please call Mutual of America at 1-800-468-3785.

Yours truly,

The American Life Insurance Company of New York

Your vote is important. We urge you to vote.

MUTUAL OF AMERICA INVESTMENT CORPORATION

Aggressive Equity Fund

320 Park Avenue
New York, New York 10022

June 9, 2006

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of
    the Aggressive Equity Fund:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the Aggressive Equity Fund (the “Aggressive Equity Fund”), a series of Mutual of America Investment Corporation (the “Investment Company”), will be held at 320 Park Avenue, New York, New York 10022, on July 14, 2006 at 9:00 a.m., (Eastern time) for the following purposes:

ITEM 1.
To approve or disapprove a Plan of Reorganization (the “Plan”) whereby all the assets and liabilities of the Aggressive Equity Fund will be transferred to the Small Cap Growth Fund and the Small Cap Value Fund, each a series of the Investment Company (the “New Funds”). The Plan contemplates (a) the transfer of all of the assets and liabilities of the Aggressive Equity Fund to the New Funds in exchange for shares of the New Funds, (b) the distribution of such shares of the New Funds to the shareholders of the Aggressive Equity Fund in exchange for their shares of the Aggressive Equity Fund, and (c) the liquidation of the Aggressive Equity Fund.

ITEM 2.	To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

THE BOARD OF DIRECTORS OF THE MUTUAL OF AMERICA INVESTMENT CORPORATION UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

The attached Combined Prospectus/Proxy Statement describes the proposal. A copy of the Reorganization Plan is attached as Appendix A to the Combined Prospectus/Proxy Statement.

Shareholders of record as of the close of business on May 12, 2006 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

Shareholders are requested to execute and return promptly in the enclosed envelope the accompanying proxy, which is being solicited by the Board of Directors of the Mutual of America Investment Corporation. Proxies may be revoked before they are exercised by submitting, prior to 5:00 p.m. on the day before the Special Meeting, a written notice of revocation or subsequently executed voting instructions or by attending the Special Meeting and voting in person.

By Order of the Board of Directors

Thomas L. Martin, Secretary

June 9, 2006
New York, New York

PART A

COMBINED PROSPECTUS/PROXY STATEMENT
dated June 9, 2006

MUTUAL OF AMERICA INVESTMENT CORPORATION
Aggressive Equity Fund
Small Cap Growth Fund
Small Cap Value Fund
320 Park Avenue
New York, New York 10022
(800)-468-3785

This Combined Prospectus/Proxy Statement relates to a special meeting of shareholders of the Aggressive Equity Fund (the “Aggressive Equity Fund”) of Mutual of America Investment Corporation (the “Investment Company”) scheduled for July 14, 2006 at 9:00 a.m. (Eastern time), and any adjournments thereof, at the offices of the Investment Company at the address set forth above on this Combined Prospectus/Proxy Statement (the “Meeting”). At the Meeting, shareholders of the Aggressive Equity Fund will be asked to consider and approve the proposed transfer of all of the assets and all of the liabilities of the Aggressive Equity Fund to the Small Cap Growth Fund and the Small Cap Value Fund (the “Small Cap Growth Fund”, the “Small Cap Value Fund”, together, the “New Funds”, and, together with the Aggressive Equity Fund, the “Funds,” and each a “Fund”), each a series of the Investment Company, in exchange for shares of the New Funds, each of which is an open end management investment company (the “Reorganization”).

If the Reorganization is approved, each shareholder of the Aggressive Equity Fund will receive the number of shares of the New Funds that is equal in value on the close of business on the trading day prior to the closing date of the Reorganization (the “Valuation Time”) to the value of such shareholder’s shares of the Aggressive Equity Fund, as described in greater detail below. After the Reorganization, the Aggressive Equity Fund will no longer exist.

This Combined Prospectus/Proxy Statement and the Plan of Reorganization (the “Reorganization Plan”) of the Investment Company on behalf of the Funds describes more fully the terms and conditions of the Reorganization. A copy of the Reorganization Plan is included as Appendix A of this Combined Prospectus/Proxy Statement.

Shares of the Aggressive Equity Fund are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners of variable annuity contracts and variable life insurance policies (collectively, the “variable contracts”). As of the record date for the Meeting, Mutual of America Life Insurance Company (“Mutual of America”), on behalf of its separate accounts registered under the Investment Company Act of 1940, as amended (the “1940 Act”), unregistered separate accounts, and related subaccounts (collectively, the “Mutual of America separate accounts”), is the legal owner of

99.98% of the shares of the Aggressive Equity Fund. As of the record date for the Meeting, the American Life Insurance Company of New York (“American Life”), on behalf of its separate accounts registered under the 1940 Act, unregistered separate accounts, and related subaccounts (collectively, the “American Life separate accounts”, and, together with the Mutual of America separate accounts, the “separate accounts”), is the legal owner of 0.02% of the shares of the Aggressive Equity Fund. American Life and Mutual of America are referred to herein as the “Insurance Companies”, or if singular, an “Insurance Company.”

Each Insurance Company will vote all shares of the Aggressive Equity Fund with respect to the Reorganization Plan (for, against or abstain from voting) in the same proportion as the timely instructions received from owners of its variable contracts that had account balances allocated on the record date to a separate account investing in shares of the Aggressive Equity Fund (collectively, the “variable contract owners”). Accordingly, each Insurance Company is furnishing this Combined Prospectus/Proxy Statement to its variable contract owners in connection with the solicitation of voting instructions from the variable contract owners regarding the proposal to approve the Reorganization Plan.

This Combined Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely the information about the Investment Company, the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund that a shareholder or contract owner should know in considering the Reorganization. The current prospectuses of the Funds and the statement of additional information for the Investment Company (File No. 33-6486) are incorporated herein by reference, and the prospectus for the New Funds is included as Appendix B of this Combined Prospectus/Proxy Statement. You should have already received a copy of the prospectus dated May 1, 2006 for the Aggressive Equity Fund and the New Funds. If, however you need another copy, that prospectus as well as the Investment Company’s statement of additional information are available without charge by writing to the Investment Company at its address noted above or by calling (800) 468-3785. In addition, a statement of additional information relating to and dated the same date as this Combined Prospectus/Proxy Statement (the “Statement of Additional Information”) and containing additional information about the Funds (File No. 333-131941) has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. You may obtain a copy of such Statement of Additional Information without charge by writing to the Investment Company at its address noted above or by calling (800) 468-3785. The SEC maintains a website (http://www.sec.gov) that contains the material incorporated by reference, together with other information regarding the Investment Company. Copies of such material may also be obtained for a fee from the Public Reference Section, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549, or by electronic request at the following email address: publicinfo@sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investments in the New Funds, as with any mutual fund, are subject to risk — including the possible loss of principal. Shares in the New Funds are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by, obligations of, or otherwise supported by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INTRODUCTION

This Combined Prospectus/Proxy Statement is being furnished to solicit the voting instructions of variable contract owners whose variable contracts are funded by the Insurance Companies’ separate accounts that invest in the Aggressive Equity Fund, a series of the Investment Company. Such voting instructions will be followed by the Insurance Companies, as the record owners of all of the Aggressive Equity Fund’s shares, at the Meeting, to be held on July 14, 2006 at 9:00 a.m. (Eastern time) at the Investment Company’s offices at 320 Park Avenue, New York, New York 10022. It is expected that this Combined Prospectus/Proxy Statement will be mailed on or about June 9, 2006.

At the Meeting, shareholders will consider and approve or disapprove the Reorganization Plan of the Investment Company on behalf of its series the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund. If the Reorganization Plan is approved, the Aggressive Equity Fund’s shareholders will become shareholders of the Small Cap Growth Fund and the Small Cap Value Fund and will receive shares of the New Funds equal in value to shares they own in the Aggressive Equity Fund at the Valuation Time. The proportionate number of shares of each New Fund to be received by the shareholders is described in greater detail below.

THE BOARD OF DIRECTORS OF THE INVESTMENT COMPANY UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE REORGANIZATION PLAN.

SUMMARY

The following is a summary of certain information relating to the proposed Reorganization, the parties thereto, and the transactions contemplated thereby. This disclosure is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A, the New Funds Prospectus attached as Appendix B and the Prospectus and Statement of Additional Information for the Investment Company (File No. 33-6486).

Currently, the Aggressive Equity Fund attempts to achieve its investment objective of capital appreciation by investing primarily in small cap growth stocks and small cap value stocks in a ratio determined by the investment adviser of the Fund. References herein to the growth and value segments of the Aggressive Equity Fund, and to the growth and value stocks invested in by the Aggressive Equity Fund and by the New Funds, respectively, are intended to mean primarily small cap growth and small cap value stocks, as described in the Investment Company prospectus. The Adviser has determined that, at the present time, the appropriate method for determining the ratio of growth stocks and value stocks in the Aggressive Equity Fund is by matching substantially the allocation of such types of securities in the Russell

2000® Index. Pursuant to the proposed Reorganization Plan, the Aggressive Equity Fund will transfer all of its assets and all of its liabilities to the New Funds in exchange for shares of the New Funds, each a series of the Investment Company. The ratio of the shares of each of the New Funds to be received by the shareholders will be equal to the ratio of growth stocks and value stocks at the Valuation Time, which currently is 52% in shares of the Small Cap Value Fund and 48% in shares of the Small Cap Growth Fund.

The proposed Reorganization is expected to be effective upon the opening of business on September 1, 2006 or such later date as the parties may agree (the “Closing Date”). Under the proposed Reorganization, each shareholder of the Aggressive Equity Fund will receive the number of the shares of the New Funds with an aggregate net asset value equal at the Valuation Time to the aggregate net asset value of the shareholder’s shares in the Aggressive Equity Fund. Thereafter, following the proposed Reorganization, shareholders of the Aggressive Equity Fund will be shareholders of the New Funds. No shareholder of the Aggressive Equity Fund will pay a sales or other charge or expense in connection with the Reorganization. Also, no tax gain or loss will be recognized by the variable contract owners as a result of the Reorganization. See “Information Relating to the Proposed Reorganization.”

Reasons for the Reorganization

The Board, including a majority of the Board’s members who are not “interested persons” within the meaning of the 1940 Act (the “disinterested Board members”), has determined that the proposed Reorganization is in the best interests of the applicable Fund’s respective shareholders and the underlying variable contract owners and that the interests of the shareholders and variable contract owners will not be diluted as a result of Reorganization. In connection with making these determinations, the Board was provided with information regarding the investment practices of the Aggressive Equity Fund, which provide that the investment adviser determines the ratio between growth and value stocks. The Board was also provided with information on the similarities in the management of the Aggressive Equity Fund growth stock segment and the Small Cap Growth Fund and the similarities in the management of the Aggressive Equity Fund value stock segment and the Small Cap Value Fund, including similarities in investment style and policies, management team, and fund expenses. In the view of fund management, in light of the above factors, each variable contract owner will be economically in the same substantial position after the Reorganization as they are now, with the additional benefit of being able to determine for him or herself the ratio between value and growth stocks. (Of course, the variable contract owner would now be subject to the risk that the ratio he or she determines to be appropriate turns out, in fact, to be inappropriate, thus reducing the return he or she would have received compared to the return generated by a more appropriate ratio.) Indeed, by periodic reallocation between the two New Funds, the variable contract owner can maintain the current ratio or replicate the ratio from time to time of the Russell 2000® Index and thus be in the same position as if no Reorganization had taken place, with the exception that there would be no change in the ratio going forward by the investment adviser. Any change in the ratio would be determined by the variable contract owner, or by a change in the net asset values of the shares of one or both of the New Funds because of investment results of the Fund. Reallocations by variable contract owners are without transfer fees or charges.

Further, the Investment Company offers three allocation funds: Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund. Mutual of America variable contract owners seeking to invest in an aggressive fund that is allocated by an investment adviser may at any time purchase shares in the Aggressive Allocation Fund or exchange their holdings in the New Funds for shares in the Aggressive Allocation Fund, without incurring any fees or charges. The management fee of the Aggressive Allocation Fund is currently 0.29%, which consists solely of the fees of its constituent funds. The Aggressive Allocation Fund currently does not charge a separate management fee. There are no restrictions or limitations applicable to the Aggressive Allocation Fund and, like the Aggressive Equity Fund, there are no charges for redemptions, exchanges or purchases. The prospectus of the Aggressive Allocation Fund should be reviewed for all details of that Fund and before any decision is made to invest in that Fund.

The Allocation Funds are not available to American Life variable contract owners because American Life variable contract owners are limited to the funds that were available under their contracts at the time American Life was sold by Mutual of America. The New Funds will be made available only to American Life variable contract owners with interests in the Aggressive Equity Fund, and only to the extent of those interests.

There are no other funds available to the separate accounts that are similar in their investment objectives and approaches to the Aggressive Equity Fund.

Federal Income Tax Consequences

Sutherland Asbill & Brennan LLP, special tax counsel to the Investment Company, will issue an opinion (based on certain representations) as of the Closing Date of the Reorganization to the effect that variable contract owners will not recognize any gain or loss for federal income tax purposes and that the Aggressive Equity Fund will not have any federal income tax liability as a result of the Reorganization as long as it qualifies as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended, (the “Code”) for its taxable year ending on the Closing Date and makes sufficient distributions to its shareholders for that year in accordance with the timing, notice, and other requirements of the Code relating to RICs. See “Information Relating to the Proposed Reorganization — Federal Income Tax Consequences” below.

Investment Adviser

The investment adviser for the Funds is Mutual of America Capital Management Corporation (“Capital Management”), an indirect wholly-owned subsidiary of Mutual of America. After the Reorganization, the same respective portfolio management team that currently is responsible for each New Fund, each member of which is also part of the management team responsible for the corresponding segment of the Aggressive Equity Fund, will continue to make the day-to-day investment decisions for that New Fund.

Investment Objectives and Approaches

The Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund each has an investment objective of seeking capital appreciation and each is required to have at least 85% of its total assets invested in equity securities under normal market conditions. However, the Aggressive Equity Fund can invest in growth and value stocks in any ratio determined by its investment adviser, while the Small Cap Growth Fund must invest at least 80% of its assets in growth stocks and the Small Cap Value Fund must invest at least 80% of its assets in value stocks.

While the approaches each Fund uses to seek to achieve its objective are similar, there are certain differences in these approaches that should be considered. The Aggressive Equity Fund can invest in growth stocks of any size company and value stocks of small and mid capitalization companies. The New Funds invest primarily in small cap stocks. The following table sets forth the principal investment approach of the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund.

Investment Approach
Aggressive Equity Fund
Invests primarily in growth and value common stocks. It invests in growth stocks issued by companies that its investment adviser believes to possess above average growth potential. It invests in value stocks issued by small to mid cap companies its investment adviser believes to be fundamentally sound with the potential for above average earnings growth and long term capital appreciation and stocks it believes to be undervalued and with the potential for above average investment returns.

Small Cap Growth Fund	Invests primarily in growth stocks issued by companies that its investment adviser believes to possess above average growth potential.

Small Cap Value Fund	Invests primarily in value stocks issued by companies its investment adviser believes to be undervalued in relation to factors such as the company’s assets, earnings or growth potential.

Investment Policies and Restrictions

In addition to the similarities and differences between the investment objectives and principal investment approach of each of the New Funds and the Aggressive Equity Fund, there are certain similarities and differences in the other investment policies and investment restrictions of the Funds, which are discussed below under “Comparison of Investment Objectives and Policies.” In particular, the Aggressive Equity Fund can invest in both value and growth equity securities in any amount. The Small Cap Value Fund must invest at least eighty percent of its assets in small cap value securities, and the Small Cap Growth Fund must invest at least eighty percent of its assets in small cap growth securities. The Aggressive Equity Fund and the New Funds are series of the Investment Company, which has only one class of shares. There are no minimum purchases, minimum balances or restrictions applicable to investment in any of the Funds and the rights and privileges are identical for all series of the Investment Company.

RISK FACTORS

The following discussion highlights the principal risk factors associated with an investment in the Small Cap Growth Fund and an investment in the Small Cap Value Fund and compares those risks with those of an investment in the Aggressive Equity Fund. Further information relating to these and other risks is set forth in “Comparison of Investment Objectives and Policies” below. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectus and statement of additional information of the New Funds.

The Aggressive Equity Fund and the New Funds invest in stocks, and in general each is subject to the following risks:

•	Each Fund is subject to market risk — the value of your investment will go up or down, depending on movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.

•	The investment results for a particular Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.

•	The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Fund’s investment adviser(s) will impact the Fund’s performance.

•	The prices and investment performance of stocks that are issued by companies with smaller market capitalizations may fluctuate more than the prices and investment performance of stocks that are issued by companies with larger market capitalizations.

•	A Fund may have more difficulty selling a small capitalization stock or any stock that trades “over-the-counter”, as compared to larger capitalization stocks or stocks that trade on a national or regional stock exchange.

•	Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.

The New Funds and the Aggressive Equity Fund are all subject to market risk and financial (or credit) risk. Market risk refers to how much the value of a security changes (volatility of price) when conditions in the securities markets change or the economic environment changes. Stocks of companies with smaller market capitalizations generally have more market risk and less liquidity than stocks of companies with larger market capitalizations. Securities that trade over-the-counter may be more difficult to sell than securities traded over a national securities exchange, and they can be less liquid as a result. Loss of money is a risk of investing in any of the Funds. Financial or credit risk refers to the earning stability and overall financial soundness of an issuer of an equity security.

The Aggressive Equity Fund and the New Funds may have more market risk and financial risk than certain of the other stock funds of the Investment Company because they generally invest in small capitalization equity securities that often trade over-the-counter. The overall risk level of the Aggressive Equity Fund may be less than that of either of the New Funds since the Aggressive Equity Fund invests in both growth and value stocks, while each New Fund invests only in one of those types of securities. Thus, the Aggressive Equity Fund is more diversified than either of the New Funds.

COMPARATIVE FEE AND EXPENSE TABLES

The table below shows (1) information regarding the management fees in effect on May 1, 2006** and estimated expenses (based on the actual 2005 expenses incurred before reimbursement*) for the Aggressive Equity Fund and each of the New Funds and (2) similar management fee and expense information on a pro forma basis for each New Fund after giving effect to the proposed Reorganization with the Aggressive Equity Fund. The fees and charges reflected in the tables and in the example below do not include separate account expenses, fees and other expenses of the variable contracts issued by each Insurance Company and its separate accounts with interests in the Funds and if these charges, fees and expenses were included, the total charges and costs would be higher than those shown in the table and example below.

	Aggressive Equity Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Growth Fund (pro forma including the Aggressive Equity Fund)	Small Cap Value Fund (pro forma including the Aggressive Equity Fund
Shareholder Fees (fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees**	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	NONE	NONE	NONE	NONE	NONE
Other Operating Expenses	0.11%	0.12%	0.12%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.86%	0.87%	0.87%	0.86%	0.86%

*	Capital Management had contractually agreed beginning as of January 1, 2003 to limit each Fund’s total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees. Capital Management had voluntarily limited the Funds’ expenses since the inception of each Fund, prior to providing the contractual expense limitation commencing January 1, 2003. This contractual obligation remained in effect for the year 2005; however, as a result of the Capital Management’s written notice of termination under the terms of the

Agreement as amended, it terminated at midnight on April 30, 2006. As a result, effective May 1, 2006, the Investment Company is no longer reimbursed by Capital Management for any of its expenses.

**	Capital Management’s investment advisory agreement was renewed by the Investment Company Board at its February 24, 2006 meeting, and as part of such renewal, the adviser’s fees were reduced by 0.10% for each of the Funds. As a result, effective May 1, 2006 the management fee for the Aggressive Equity Fund and each of the New Funds have been reduced from 0.85% to 0.75% of the average daily net assets of the Fund.

Example: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

•  you invest $10,000;

•  you sell all of your shares at the end of the period;

•  your investment has a 5% return each year; and

•  each Fund’s operating expenses remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Aggressive Equity Fund	$88	$278	$487	$1,108
Small Cap Growth Fund	$89	$281	$493	$1,121
Small Cap Value Fund	$89	$281	$493	$1,121
Pro Forma of the Small Cap Growth Fund including the Aggressive Equity Fund	$88	$278	$487	$1,108
Pro Forma of the Small Cap Value Fund including the Aggressive Equity Fund	$88	$278	$487	$1,108

INFORMATION RELATING TO THE PROPOSED REORGANIZATION

General

The Reorganization Plan sets forth the terms and conditions under which the Reorganization would be consummated. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the copy of the Reorganization Plan attached as Appendix A to this Combined Prospectus/Proxy Statement and is incorporated herein by reference.

Description of the Reorganization Plan

The Reorganization Plan provides that at the closing substantially all (other than cash in an amount necessary to pay dividends and distributions as provided in the Reorganization Plan) of the assets and all of the liabilities of the Aggressive Equity Fund will be transferred to and assumed by the New Funds. The amount of the assets and liabilities transferred will be equal to the amount of assets in the appropriate segment (growth or value stock segment) being transferred to the corresponding New Fund. In exchange for the transfer of the assets and the assumption of the liabilities, the Investment Company will issue at the closing full and fractional shares of the New Funds equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Aggressive Equity Fund as determined at the Valuation Time specified in the Reorganization Plan. The amount of the shares of each New Fund will be proportionate to the amount of the assets of the Aggressive Equity Fund transferred to each New Fund. The ratio of the shares of each of the New Funds to be received by the shareholders will be equal to the ratio of growth stocks and value stocks at the Valuation Time, which currently is 52% in shares of the Small Cap Value Fund and 48% in shares of the Small Cap Growth Fund. The Reorganization Plan provides that the Aggressive Equity Fund will declare a dividend or dividends and/or other distributions on or as soon as practicable prior to the Closing Date which will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date

Following the transfer of assets to, and the assumption of the liabilities of, the Aggressive Equity Fund by the New Funds, the Aggressive Equity Fund will distribute the shares of each New Fund in liquidation of the Aggressive Equity Fund. Each Aggressive Equity Fund shareholder at the Closing Date will receive an amount of shares with a total net asset value equal to the net asset value of their Aggressive Equity Fund shares plus the right to receive any dividends or distributions that were declared before the Closing Date but that remained unpaid at that time with respect to the Aggressive Equity Fund shares. Thereafter, shareholders of the Aggressive Equity Fund will be shareholders of the New Funds. No shareholder of the Aggressive Equity Fund will pay a sales or other charge or expense in connection with the Reorganization.

The Aggressive Equity Fund is managed by the Adviser, whose portfolio managers select the stocks of the value and growth segments which make up the Aggressive Equity Fund, and the Adviser determines the ratio of the two segments in the Aggressive Equity Fund. The ratio between the growth segment and value segment is currently based upon the ratio of such holdings in the Russell 2000® Index. Following the Reorganization, a shareholder seeking to replicate the ratio of the holdings in the Russell 2000® Index would be able to monitor that index and to make periodic adjustments between the New Funds to maintain the same ratio as is in the Russell 2000® Index.

Both the Aggressive Equity Fund and the New Funds offer shares only to the Insurance Companies without a sales charge for allocation to their separate accounts. The New Funds have and will continue to have following the Reorganization identical purchase, redemption and dividend policies as the Aggressive Equity Fund. Exchange privileges are governed by the terms of your variable contract and will not be affected by the Reorganization.

Following the Closing, those variable contract owners with separate account allocations to the Aggressive Equity Fund who have not changed such allocation will automatically be deemed to allocate their automatic payroll deduction or periodic contributions to Small Cap Value Fund and the Small Cap Growth Fund in the ratio of growth and value stocks in the Aggressive Equity Fund at the Valuation Time. Any fractional percentages of the variable contract owner’s regular contribution that may result from such deemed allocation will be rounded by contributing the fraction to the Fund with the largest share of the ratio, or if the ratio is equal, to the Small Cap Value Fund.

Then there will be a transfer at the subaccount level of the separate accounts of each Insurance Company, with the Aggressive Equity Fund subaccount of each separate account transferring the shares of the New Funds it has received to the New Funds subaccounts of that separate account in exchange for units of those subaccounts. The units of the Aggressive Equity Fund subaccount will be redeemed and exchanged for units in the New Funds subaccounts. No tax gain or loss will be recognized by the variable contract owners as a result of the Reorganization.

After the Reorganization, all of the issued and outstanding shares of the Aggressive Equity Fund shall be canceled on the books of the Fund and the transfer books of the Aggressive Equity Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation: receipt of, and compliance with, any necessary actions or approvals from the SEC; approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Aggressive Equity Fund shareholders; the receipt of a legal opinion from special tax counsel to the Investment Company with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below; and the parties’ performance of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Closing Date will be September 1, 2006 or such other date as is determined by management.

Mutual of America or Capital Management will bear the costs and expenses associated with the Reorganization, including costs of soliciting proxies.

Board Considerations

In approving the Reorganization at a meeting held on February 22, 2006, the Board considered the proposed Reorganization from the perspective of all of the Funds. In light of discussions of the Board regarding the Aggressive Equity Fund at the February 2006 meeting, the Board, including a majority of the disinterested

Directors, unanimously decided to approve the Reorganization and to recommend its approval to shareholders.

From the perspective of the Aggressive Equity Fund, the Board considered the nature of the investment practices of the Aggressive Equity Fund and the benefit to shareholders of being able to determine the ratio between growth and value stocks after the Reorganization, giving the shareholders greater flexibility in the allocation of their investments. It also considered the historical performance of the Aggressive Equity Fund and that of its constituent portfolios relative to each other, and the effect on performance of the investment adviser’s determination of the ratio between growth and value stocks. The Board found that a shareholder could replicate the mix of growth and value holdings of the Russell 2000® Index by periodically rebalancing his or her interests in the Small Cap Growth Fund and Small Cap Value Fund without the transfer made in connection with the rebalancing being subject to a charge. The Board’s finding also included consideration of the fact that the same portfolio manager that selects stocks for the growth and value segments, respectively, will be selecting the stocks for the Small Cap Growth Fund and Small Cap Value Fund.

The Board also considered the similarities and differences in investment practices and risks between the Aggressive Equity Fund and the New Funds. It considered that the New Funds have identical investment objectives and similar investment policies with respect to the segment of the Aggressive Equity Fund that each is receiving. It also considered that each member of a New Fund’s portfolio management team currently is also a member of the management team of the Aggressive Equity Fund for the corresponding segment so that the management of the Funds will be handled with the same degree of talent and the same process both before and after the Reorganization. It considered that the management fee for each New Fund after the Reorganization would be the same as the current management fee for the Aggressive Equity Fund, and that transfer of the assets of the Aggressive Equity Fund into the New Funds would enable the contract owners to have the ability to determine for themselves the ratio of growth stocks to value stocks on an ongoing basis. The Board also considered the fact that the Investment Company offers an Aggressive Allocation Fund that currently has lower management fees than the Aggressive Equity Fund although its investment style and objective would not be considered as identical to those of the Aggressive Equity Fund. As of the Closing Date, the Aggressive Allocation Fund will invest in small cap value and small cap growth funds, as well as other types of funds, with the allocation among such funds determined by the adviser.

The Board also considered the terms of the Reorganization Plan and the fact that the Reorganization would not result in variable contract owners recognizing any gain or loss for federal income tax purposes and found that there would be no adverse economic effects on Aggressive Equity Fund shareholders.

From the perspective of the New Funds, the Board considered, among other things: the terms of the Reorganization Plan discussed above; the opportunity to add a significant amount of assets and thus achieve economies of scale and ultimately a lower expense ratio than each has as a new series of the Investment Company; and the fact that the Reorganization would not result in adverse tax consequences. The Board reviewed the advisory fee in light of the fact that the investment manager would no longer be providing allocation services. The Board concluded that the selection of securities by the adviser was the most significant service, and therefore concluded the fact that the new Funds do not provide the allocation service did not produce any cost savings for the adviser that could be passed on to the shareholders. The Board also concluded that the management fees for the New Funds are lower than the fees of 90% of similar funds based on a survey of 1,734 small cap growth funds and 731 small cap value funds.

After considering the foregoing factors, together with such other information as they believed to be relevant, the Board determined that the proposed Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders and the variable contract owners would not be diluted as a result of the Reorganization. The Board then approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Aggressive Equity Fund shareholders for approval.

Therefore, the Investment Company’s Board of Directors unanimously recommends that Shareholders vote “FOR” the Proposal.

The Board has not determined what action the Aggressive Equity Fund would take in the event shareholders fail to approve the Reorganization Plan or for any reason the Reorganization is not consummated. In any such event, the Aggressive Equity Fund may, at least for a period of time, continue operations as a separate series of the Investment Company, or it may be closed as an investment option to new contributions or transfers, and the Board of Directors may consider alternatives to the Reorganization in the best interests of shareholders.

Certain Arrangements with Service Providers

Advisory Services

Capital Management is the investment adviser for each of the Small Cap Growth Fund, the Small Cap Value Fund and the Aggressive Equity Fund. Capital Management provides investment advice and, in general, supervises the management and investment program for each of the Funds. As compensation for its services, Capital Management receives a management fee from each Fund at the annual rate of 0.75% of the average daily net assets of the Fund.

Therefore, after the Reorganization, the New Funds will each pay management fees at a rate that is the same as the rate paid by the Aggressive Equity Fund. Furthermore, it is expected that the expenses of each New Fund, other than the management fee, and its overall expense ratio will be the same after the Reorganization as the expenses of the Aggressive Equity Fund. Prior to May 1, 2006,

the investment adviser reimbursed the Funds for their expenses, other than management fees. Effective May 1, 2006, such reimbursement terminated and each Fund currently pays its own operating expenses. (Please see “Comparative Fee and Expense Tables” and the footnotes thereto on pages 11-12.)

Other Services

After the Reorganization, shares of the New Funds will continue to be offered to the separate accounts of the Insurance Companies that originally held shares in the Aggressive Equity Fund.

After the Reorganization, the service providers for the New Funds will remain the same. Mutual of America will serve as the transfer agent. Mutual of America will also provide certain recordkeeping, accounting, pricing and bookkeeping services. After the Reorganization, JPMorgan Chase Bank, 1285 Avenue of the Americas, New York, New York 10019, will continue as the custodian for the New Funds.

FEDERAL INCOME TAX CONSEQUENCES

Consummation of the Reorganization is subject to the condition that the Investment Company receive an opinion of Sutherland, Asbill & Brennan, special tax counsel to the Investment Company, to the effect that for federal income tax purposes no gain or loss will be recognized by variable contract owners as a result of the Reorganization.

The Investment Company has not sought a tax ruling from the Internal Revenue Service (the “IRS”), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisors concerning their potential tax consequences, including state and local income taxes.

CAPITALIZATION

Because the assets of the Aggressive Equity Fund will be transferred to the two New Funds if the Reorganization is consummated, the total capitalization of each New Fund after the Reorganization is expected to be greater than the current capitalization of each Fund separately. The following table sets forth as of December 31, 2005: (1) the capitalization of the Aggressive Equity Fund and each New Fund; (2) the pro forma capitalization of the Small Cap Growth Fund as adjusted to give effect to the proposed Reorganization; and (3) the pro forma capitalization of the Small Cap Value Fund as adjusted to give effect to the proposed Reorganization. The assets and outstanding shares of the Funds are likely to be different on the Closing Date than was the case on December 31, 2005 as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Small Cap Growth Fund and the Small Cap Value Fund commenced operations on July 1, 2005.

	Aggressive Equity Fund	Small Cap Growth Fund	Small Cap Value Fund	Pro Forma Small Cap Growth Fund*	Pro Forma Small Cap Value Fund*
Total Net Assets	$322,518,421	$24,228,642	$33,846,591	$176,350,699	$204,242,955
Shares Outstanding	175,529,648	22,964,804	31,714,079	166,368,584	190,881,266
Net Asset Value per share	$1.84	$1.06	1.07	$1.06	$1.07

*	Net Asset Values per share reflect an increase in shares outstanding to reflect the additional investment resulting from the transfer.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

The following discussion summarizes some of the investment policies of each New Fund, together with the primary differences, if any, from those of the Aggressive Equity Fund.

Investment Objective

The investment objective of each of the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund is the same: capital appreciation.

Investment Policies and Restrictions

While the investment policies and restrictions of the Small Cap Growth Fund, the Small Cap Value Fund and the Aggressive Equity Fund are similar, there are certain important differences that should be considered.

The Aggressive Equity Fund invests in both growth and value common stocks, in a ratio (currently 52% value stocks and 48% growth stocks) determined from time to time by the investment manager. The Small Cap Growth Fund invests at least 80% of its assets in growth stocks, and the Small Cap Value Fund invests at least 80% of its assets in value stocks. Thus the Aggressive Equity Fund is a more diversified, and less volatile, fund than either the Small Cap Growth Fund or the Small Cap Value Fund.

No Fund’s investment objective is fundamental, as described in the Investment Company prospectus and statement of additional information. The investment objective and investment policies of any of the Funds as described above may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a variable contract owner selected as appropriate at the time of investment. Variable contract owners with assets allocated to the Small Cap Growth Fund will be given at least 60 days prior notice of any change in the Small Cap Growth Fund’s policy of investing at least 80% of its net assets in growth stocks, and variable contract owners with assets allocated to the Small Cap Value Fund will be given at least 60 days prior notice of any change in the Small Cap Value Fund’s policy of investing at least 80% of its assets in value stocks. The fundamental investment restrictions of each Fund, which are set forth in the Investment Company’s Statement of Additional Information, are identical.

NEW FUND FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period

The following financial highlights table is intended to help you understand each New Fund’s financial performance. Financial highlights for each New Fund are set forth below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns reflected in the table do not reflect any expenses associated with variable contracts such as administrative fees, account charges and surrender charges. If those expenses were included, the total returns would be lower. The financial highlights for the period from July 1, 2005 (commencement of operations) to December 31, 2005 have been audited by KPMG LLP, whose report, along with each Fund’s financial statements, are included in the annual report, which is available upon request.

Period Ended December 31, 2005 (2)
SMALL CAP GROWTH FUND
Net Asset Value, Beginning of Period	$1.00
Income From Operations:
Net investment income	—
Net realized and unrealized gain	0.06
Total Income From Operations	0.06
Less Distributions From:
Net investment income	—
Capital gains	—
Total Distributions	—
Net Asset Value, End of Period	$1.06
Total Return(3)	5.49%
Net Assets, End of Period (000’s)	$24,229
Ratios to Average Net Assets:
Expenses, after reimbursement (1)(4)	0.83%
Net investment income (4)	0.00%
Fund Turnover Rate (3)	64.38%

Period Ended December 31, 2005 (2)
SMALL CAP VALUE FUND
Net Asset Value, Beginning of Period	$1.00
Income (Loss) From Operations:
Net investment income	0.01
Net realized and unrealized gain	0.07
Total Income From Operations	0.08
Less Distributions From:
Net investment income	(0.01)
Capital gains	—
Total Distributions	(0.01)
Net Asset Value, End of Period	$1.07
Total Return (3)	7.61%
Net Assets, End of Period (000’s)	$33,847
Ratios to Average Net Assets:
Expenses, after reimbursement (1)(4)	0.84%
Net investment income (4)	1.19%
Fund Turnover Rate (3)	32.67%

(1)	As a result of a contractual expense reimbursement effective through April 30, 2006, the ratio of expenses to average net assets is limited to the Fund’s investment advisory fee. The expense ratio before the Adviser’s expense reimbursement for the Small Cap Growth Fund was 0.95% and for the Small Cap Value Fund was 0.96%.

(2)	Period from July 1, 2005 (Commencement of operations) to December 31, 2005.

(3)	Not annualized.

(4)	Annualized.

SUMMARY OF INFORMATION
ABOUT THE INVESTMENT COMPANY GENERALLY

Purchases and Redemptions

The Investment Company offers shares in the Funds only to the Insurance Companies, without sales charge, for allocation to their separate accounts. Acceptance by an Insurance Company of an order for allocating account balance to one of the separate account funds constitutes a purchase order for shares of the corresponding Fund of the Investment Company. In order to comply with Federal laws and regulations to prevent the funding of terrorism and money laundering activities, the Investment Company may refuse to accept funds or issue shares or effect subsequent transactions including accepting additional funds. These actions will be taken on a discretionary basis or when required or compelled to do so by a government authority or applicable law.

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined. The Investment Company does not imposed any deferred sales charge on redemptions. Redemption proceeds are normally paid within seven days of receipt of the redemption request, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations. Acceptance by an Insurance Company of an order for withdrawal of account balance from one of the separate account funds constitutes a redemption order for shares of the corresponding Fund of the Investment Company.

Dividends, Distributions and Taxes

Each Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code. As a result of qualifying as a regulated investment company, a Fund will not be subject to federal income tax to the extent that the Fund distributes its net investment income and net capital gains. All income and capital gain distributions are automatically reinvested in additional shares of the Fund at net asset value without a sales charge.

Organizational Structure

Each Fund is a series of the Investment Company, a Maryland corporation, and is, therefore, governed by the Investment Company’s Articles of Incorporation, as amended and supplemented from time to time (“Articles of Incorporation”), Bylaws, and by Maryland law. Thus, the following discussion is applicable to each Fund. Additionally, the Investment Company and each Fund are, and will continue to be, governed by the 1940 Act.

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The Investment Company has 4.0 billion authorized shares of stock, par value $.01 per share, which may be divided into series and classes. The Articles of Incorporation authorizes the issuance of shares in different series, and authorizes the Board, without further shareholder action, to establish and create additional series and to designate the rights and preferences of the shareholders of each of the respective series. Each Investment Company Fund is a separate series with a separate portfolio of securities, and the shares of each series are preferred over all other series with respect to assets allocated to that series. Each share of a series of the Investment Company represents an equal proportionate interest in that series with each other share of that series. Each series currently has only one class of shares, but may in the future issue multiple classes of shares.

In addition to the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund, the Investment Company currently offers 12 other portfolios: the Equity Index, All America, Mid-Cap Equity Index, Mid-Term Bond, Short-Term Bond, Mid Cap Value, Composite, Bond, Money Market, Aggressive Allocation, Moderate Allocation, and Conservative Allocation Funds. The Investment Company’s prospectuses and statement of additional information include detailed descriptions of each Investment Company Fund. The Investment Company may add or subtract additional Investment Company Funds from time to time in the future.

The foregoing is only a summary of certain organizational and governing documents and Maryland corporate law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough description. Copies of the Articles of Incorporation and Bylaws of the Investment Company are available without charge upon written request.

VOTING INFORMATION

The Insurance Companies are the record owners of all of the shares of the Aggressive Equity Fund. Each Insurance Company will vote the Aggressive Equity Fund’s shares at the Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under its variable contracts. Variable contract owners and certain annuitants and/or beneficiaries have the right to instruct the Insurance Company that issued the variable contract as to the number of shares (and fractional shares) attributable to their variable contract’s value on the record date allocated to the separate account that holds shares of the Aggressive Equity Fund.

Each Insurance Company will vote shares attributable to its variable contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) to those for which timely instructions are received. In other words, each Insurance Company is entitled to vote shares for which no instructions are received, but will do so in the same proportion as shares for which instructions have been received from variable contract owners for such Insurance Company. If a Voting Instruction Form is received that does not provide any instructions, the Insurance Company will consider its timely receipt as an instruction to vote in favor of the

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proposal. In certain circumstances, the Insurance Company has the right to disregard voting instructions from certain variable contract owners. The Insurance Companies do not believe that these circumstances exist with respect to matters currently before shareholders and variable contract owners. Variable contract owners may revoke previously submitted voting instructions given to an Insurance Company by notifying the Insurance Company in writing, or by submitting subsequently executed voting instructions, at any time before 5:00 p.m. (Eastern time) on July 13, 2006 or by attending and voting in person at the Meeting. Mutual of America or Capital Management will bear all of the expenses of soliciting voting instructions. The solicitation will be made primarily by mail, but the Insurance Companies and their affiliates may make telephone, electronic, or oral communications to variable contract owners.

A majority of the outstanding shares of the Aggressive Equity Fund represented in person or by proxy must be present at the Meeting to constitute a quorum. As the aggregate record owner of all of the shares of the Aggressive Equity Fund, the Insurance Companies’ presence at the Meeting will be sufficient to constitute a quorum. If a quorum is not present at the Meeting, or if a quorum is present but, at the Meeting, sufficient votes to approve the Reorganization are not received, the persons with proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the shares represented at the Meeting in person or by proxy. Based on voting instructions received, proxies will vote in favor of such adjournment those instructions that are in favor of the Reorganization, will vote against any adjournments those instructions that are against the Reorganization, and will abstain from voting with respect to any adjournment those instructions that are marked to abstain in connection with the Reorganization. Abstentions will have the effect of a vote against the Reorganization.

Approval of the Reorganization Plan by the Aggressive Equity Fund shareholders requires the affirmative vote of the holders of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Aggressive Equity Fund. Shareholders of record are entitled to one vote for each full share owned, with a fractional vote for each fractional share. The Reorganization does not require the approval of the shareholders of the New Funds.

The Board has fixed May 12, 2006 as the record date for determining shareholders entitled to receive notice of and to vote at the Meeting. To be counted, an Insurance Company must receive a variable contract owner’s properly executed Voting Instruction Form at the Investment Company’s office, or the variable contract owner’s instruction via telephone or over the internet by 5:00 p.m., Eastern time on July 13, 2006.

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The name, address and percentage ownership of the persons who owned beneficially more than 5% of a Fund through any separate accounts of the Insurance Companies invested in the Aggressive Equity Fund or either of the New Funds, the percentage of such ownership, and the percentage that would be owned by such persons upon consummation of the Reorganization based upon their holdings and the net asset values of the Funds as of the record date are as follows:

Name and Address	Fund	Percentage of Fund Owned on Record Date	Percentage of the Small Cap Growth Fund Ownership Upon Consummation	Percentage of the Small Cap Value Fund Ownership Upon Consummation
None

The Directors and Officers of each Investment Company beneficially owned in the aggregate less than 1% of each Fund. As of the record date, the Insurance Companies owned of record 100% of the outstanding shares of each Fund and they may be deemed to be in control (as “control” is defined in The 1940 Act) of each Fund. As of the record date there were 177,610,301 shares (a single class) outstanding in the Aggressive Equity Fund with one vote per share.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Information about each New Fund is included in the Prospectus for the New Funds dated May 1, 2006, as supplemented, which is incorporated herein by reference (File No. 33-6486), and enclosed with this Combined Prospectus/Proxy Statement as Appendix B. Information about the Aggressive Equity Fund is included in its Prospectus dated May 1, 2006, as supplemented (File No. 33-6486), and additional information about the Funds is included in the Investment Company’s Statement of Additional Information dated May 1, 2006, as supplemented (File No. 33-6486), which have been filed with the SEC and are incorporated herein by reference. Copies of the Aggressive Equity Fund’s Prospectus and the Statement of Additional Information may be obtained without charge by calling 1-800-468-3785. The Investment Company is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the SEC under the 1940 Act and the Securities Exchange Act of 1934. These materials can be inspected and copied at the Public Reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such material can also be obtained for a fee by written request to the Public Reference Branch, Securities and Exchange Commission, 100 F Street N.E., Washington, D.C. 20549 or by electronic request to publicinfo@sec.gov, and is also available on the SEC’s web site at http://www.sec.gov.

The financial statements of each Fund contained in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005 have been audited by KPMG LLP, independent registered public accounting firm for the Investment Company. These annual reports may be obtained without charge by calling 1-800-468-3785.

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OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board’s intention that, except where variable contract owners’ Instruction Forms contain specific restrictions to the contrary, proxies will vote on such matters in accordance with the judgment of the proxy.

LITIGATION

The Investment Company is not involved in any litigation that would have any material adverse effect upon either the Aggressive Equity Fund or the New Funds.

SHAREHOLDER INQUIRIES

Shareholder and variable contract owner inquiries may be addressed to the Investment Company in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-468-3785.

* * *

Variable contract owners who do not expect to be present at the Meeting are requested to date and sign the enclosed Voting Instructions Forms and return it in the enclosed envelope. No postage is required if mailed in the United States.

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APPENDIX A
PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this    day of        , 2006 by Mutual of America Investment Corporation, a Maryland corporation with its principal place of business at 320 Park Avenue, New York, New York 10022 (the “Investment Company”), on behalf of its series, the Aggressive Equity Fund (the “Aggressive Equity Fund” or, at times, the “Merging Fund”) and the Small Cap Growth Fund and the Small Cap Value Fund (the “New Funds” or, at times, the “Acquiring Funds,” and together with the Merging Fund, the “Funds”).

This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to each of the Merging Fund and the Acquiring Funds, with which the Merging Fund will reorganize, as provided herein. The reorganization will consist of: (1) the transfer of all of the Merging Fund’s assets to the Acquiring Funds, in exchange solely for shares of beneficial interest (no par value) of the Acquiring Funds (the “Acquiring Fund Shares”); (2) the assumption by the Acquiring Funds of all of the Merging Fund’s liabilities; and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Merging Fund in complete liquidation of such Merging Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan (the “Reorganization”).

In order to consummate the Plan, the following actions shall be taken by the Investment Company on behalf of the Merging Fund and the Acquiring Funds:

1.	THE REORGANIZATION

1.1.    Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Investment Company, on behalf of the Merging Fund, agrees to transfer to the Acquiring Funds substantially all of the Merging Fund’s assets and liabilities as set forth in Section 1.2, and each Acquiring Fund agrees in exchange therefor:

(i)    to issue and deliver to the Merging Fund the number of full and fractional Acquiring Fund Shares determined by dividing the portion of the net value of the assets (such net value computed as set forth in Section 2.1 hereof and referred to as the “Merging Fund Value”) attributable to the Merging Fund Shares by the net asset value (“NAV”) of an Acquiring Fund Share (computed as set forth in Section 2.2); and

(ii)    to assume all of the liabilities of the Merging Fund, as set forth in Section 1.3.

Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2.    The assets of the Merging Fund to be transferred to the Acquiring Funds (collectively, “Assets”) shall consist of all property and assets of every kind and nature of the Merging Fund, including, without limitation, all cash, cash equivalents, securities, commodities, futures, claims (whether absolute or contingent, known or unknown), receivables (including dividend, interest and other receivables), good will and other intangible property, any deferred or prepaid expenses, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in Section 1.4 hereof and the Merging Fund’s rights under this Plan.

1.3.    The Acquiring Funds shall assume all liabilities of the Merging Fund, whether accrued or contingent, existing at the Valuation Time as defined in Section 2.1. The Merging Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in Section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.

1.4.    On or as soon as practicable prior to the Closing Date, the Merging Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5.    Immediately after the transfer of its assets provided for in Section 1.1, the Merging Fund will distribute to its shareholders of record (the “Merging Fund Shareholders”), determined as of the Valuation Time as defined in Section 2.1, on a pro rata basis, the Acquiring Funds Shares received by the Merging Fund pursuant to Section 1.1 and will completely liquidate. Merging Fund Shareholders owning Merging Fund Shares shall receive Acquiring Funds Shares therefor. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Funds Shares then credited to the account of the Merging Fund on the books of each Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Merging Fund Shareholders. The aggregate net asset value of the Acquiring Funds Shares to be so credited to Merging Fund Shareholders shall be equal to the aggregate net asset value of the Merging Fund Shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Merging Fund will simultaneously be cancelled on the books of the Merging Fund. The Acquiring Funds will not issue certificates representing Acquiring Funds Shares in connection with such exchange.

1.6.    Ownership of Acquiring Funds Shares will be shown on each Acquiring Fund’s books. Shares of each Acquiring Fund will be issued in the manner described in each Acquiring Fund’s then-current prospectus and statement of additional information.

1.7.    Any reporting responsibility of the Merging Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Fund or the Investment Company on behalf of the Merging Fund.

1.8.    All books and records of the Merging Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Funds from and after the Closing Date and shall be turned over to the Acquiring Funds as soon as practicable following the Closing Date.

2.	VALUATION

2.1.    The value of the Assets and liabilities of the Merging Fund shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) on the last trading day prior to the Closing Date (such time and date also being hereinafter called the “Valuation Time”), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in each Acquiring Fund’s then-current prospectus and statement of additional information. The Merging Fund Value shall be determined by dividing the value of the Assets of the Merging Fund less the value of the liabilities of the Merging Fund as determined as provided herein.

2.2.    The net asset value of Acquiring Funds Shares shall be computed as of the Valuation Time using the valuation procedures set forth in each Acquiring Fund’s then-current prospectus and statement of additional information.

2.3.    All computations of value hereunder shall be made in accordance with each Fund’s regular practice as set forth in its prospectus and statement of additional information and the requirements of the 1940 Act, and shall be subject to confirmation by the Investment Company’s Board of Directors and the Investment Company’s independent auditors.

3.	CLOSING AND CLOSING DATE

3.1.    The Reorganization Closing contemplated by this Plan shall be September 1, 2006, or such earlier or later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of the Mutual of America Life Insurance Company (the “Insurance Company”), 320 Park Avenue, New York, New York 10022, or at such other place and time as the parties may agree.

3.2.    The Investment Company shall furnish to each Acquiring Fund a statement of the Merging Fund’s net assets, together with a list of portfolio holdings with values as determined in Section 2.1, all as of the Valuation Time, certified by the Investment Company’s Treasurer.

3.3.    The Investment Company, on behalf of the Merging Fund, shall have provided for delivery, as of the Closing, of the Merging Fund’s Assets to the appropriate accounts of the Acquiring Funds at the Acquiring Funds’ custodian, JPMorgan Chase Bank (the “Custodian”). The Merging Fund’s securities and instruments deposited with a securities depository, as defined in the applicable rules adopted under section 17(f), or a futures commission merchant, as defined in Rule 17f-6, each under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Merging Fund’s Custodian. The cash to be transferred by the Merging Fund shall be transferred and delivered by the Funds as of the Closing Date for the appropriate accounts of the Acquiring Funds.

3.4.    The Investment Company shall instruct Mutual of America Life Insurance Company, the transfer agent of the Merging Fund, to deliver at the Closing its records containing the names and addresses of the Merging Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Merging Fund Shares owned by each such shareholder immediately prior to the Closing. The Investment Company on behalf of each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Merging Fund or provide evidence satisfactory to the Merging Fund that such Acquiring Fund Shares have been credited to the Merging Fund’s accounts on the books of the Acquiring Fund.

3.5.    In the event that immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or the Merging Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Investment Company, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Merging Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.6.    At the Closing, each party shall deliver to the other such bills of sale, checks, assumption agreements, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

4.	REPRESENTATIONS AND WARRANTIES

4.1.    The Investment Company makes the following representations and warranties about the Merging Fund:

(a)    The Investment Company is a corporation duly established and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted. The Merging Fund has been duly established as a series of the Investment Company.

(b)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Investment Company, on behalf of the Merging Fund, of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and state securities laws.

(c)    The Merging Fund is not, and the execution, delivery and performance of this Plan by the Investment Company on behalf of the Merging Fund will not result, in violation of Maryland law or of the Investment Company’s Articles of Incorporation or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Investment Company or the Merging Fund is a party or by which any of those entities is bound, nor will the execution, delivery and performance of this Plan by the Investment Company on behalf of the Merging Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Merging Fund is a party or by which it is bound.

(d)    To the Investment Company’s knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Merging Fund or any properties or assets held by it. The Investment Company knows of no facts that might form the basis for the institution of such proceedings or which would materially and adversely affect its business, or the business of the Merging Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Merging Fund’s business or its or the Merging Fund’s ability to consummate the transactions herein contemplated.

(e)    The financial statements of the Merging Fund as of and for the year ended December 31, 2005, audited by KPMG LLP, independent registered public accounting firm, are in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied. Such statements present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Merging Fund as of and for the year ended December 31, 2005 in accordance with GAAP, and there are no known actual or contingent liabilities of the Merging Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(f)    Since December 31, 2005, there has not been any material adverse change in the Merging Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Merging Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by each Acquiring Fund. For purposes of this subsection (f), a decline in net asset value per share of the Merging Fund due to declines in market values of securities in the Merging Fund’s portfolio, the discharge of Merging Fund liabilities, or the redemption of Merging Fund Shares by Merging Fund Shareholders shall not constitute a material adverse change.

(g)    At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Merging Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Investment Company’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns or reports.

(h)    For each taxable year of its operation (including the tax year ending on the Closing Date), the Merging Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. At Closing, the Merging Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date. The authorized capital of the Investment Company consists of an unlimited number of shares of beneficial interest, all without par value, and divided into 15 series.

(i)    All issued and outstanding shares of the Merging Fund: (1) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (2) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (3) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Merging Fund’s transfer agent, as provided in Section 3.4. There are no outstanding options, warrants or other rights to subscribe for or purchase any Merging Fund Shares, nor is there outstanding any security convertible into any Merging Fund Share.

(j)    At the Closing Date, the Investment Company, on behalf of the Merging Fund, will have good and marketable title to the Merging Fund’s Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Investment Company, on behalf of each Acquiring Fund, has received notice at or prior to the Closing, and upon delivery and payment for such Assets, each Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions as to which the Investment Company, on behalf of each Acquiring Fund, has received notice and necessary documentation at or prior to the Closing.

(k)    The current prospectus and statement of additional information of the Merging Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(l)    The Registration Statement referred to in Section 5.5, insofar as it relates to the Merging Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading.

(m)    As promptly as practicable, but in any case with sixty (60) days after the Closing Date, the Merging Fund will furnish to each Acquiring Fund, in such form as is reasonably satisfactory to each Acquiring Fund, a statement of the earnings and profits of the Merging Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over by the Acquiring Funds as a result of Section 381 of The Code, and which will be certified by the Treasurer of the Merging Fund.

4.2.    The Investment Company makes the following representations and warranties about each Acquiring Fund:

(a)    The Investment Company is a corporation duly established and validly existing under the law of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted. Each Acquiring Fund has been duly established as a series of the Investment Company.

(b)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Investment Company, on behalf of each Acquiring Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws.

(c)    The Acquiring Funds are not, and the execution, delivery and performance of this Plan by the Investment Company on behalf of the Acquiring Funds will not result, in violation of Maryland law or of the Investment Company’s Articles of Incorporation or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which an Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Plan by the Investment Company on behalf of each Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which an Acquiring Fund is a party or by which it is bound.

(d)    To the Investment Company’s knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Acquiring Fund or any properties or assets held by it. The Investment Company knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of an Acquiring Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or an Acquiring Fund’s business or its or an Acquiring Fund’s ability to consummate the transactions herein contemplated.

(e)    The financial statements of each Acquiring Fund as of and for the year ended December 31, 2005, audited by KPMG LLP, independent registered public accounting firm, are in accordance with GAAP consistently applied. Such statements present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquiring Fund as of and for the year ended December 31, 2005 in accordance with GAAP, and there are no known actual or contingent liabilities of either Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(f)    Since December 31, 2005, there has not been any material adverse change in an Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Merging Fund. For purposes of this subsection (f), a decline in net asset value per share of an Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(g)    At the date hereof and at the Closing Date, all federal and other tax returns and reports of each Acquiring Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Investment Company’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns or reports.

(h)    For each taxable year of its operation, each Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and intends to do so for the taxable year including the Closing Date.

(i)    All issued and outstanding shares of each Acquiring Fund: (1) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and (2) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Funds Shares, nor is there outstanding any security convertible into any Acquiring Funds Shares. The Acquiring Funds Shares to be issued and delivered to the Merging Fund for the account of the Merging Fund Shareholders pursuant to the terms of this Plan, at the Closing Date, will have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Funds Shares, and will be fully paid and non-assessable.

(j)    At the Closing Date, the Investment Company, on behalf of each Acquiring Fund, will have good and marketable title to each Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Investment Company, on behalf of the Merging Fund, has received notice at or prior to the Closing.

(k)    The current prospectus and statement of additional information of each Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(l)    The Registration Statement, insofar as it relates to an Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

4.3.    The Investment Company makes the following representations and warranties about itself:

(a)    The Investment Company is duly registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b)    The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of the Directors of the Investment Company, and, subject to the approval of the shareholders of the Merging Fund, this Plan constitutes a valid and binding obligation of the Investment Company, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general principles of equity.

(c)    The information to be furnished by the Investment Company for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply with federal securities and other laws and regulations applicable thereto.

5.	INTENTIONS

5.1.    Each Fund intends to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Fund’s normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

5.2.    The Investment Company and the Merging Fund intend to call a meeting of the shareholders of the Merging Fund to consider and act upon this Plan and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein.

5.3.    The Investment Company and the Merging Fund intend that the Acquiring Funds Shares to be issued hereunder will not be acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Plan.

5.4.    Subject to the provisions of this Plan, the Investment Company intends to take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Plan.

5.5.    The Investment Company will file a Registration Statement on Form N-14 (the “Registration Statement”) under the 1933 Act, including the combined proxy statement/prospectus contained therein, in connection with the meeting of shareholders of the Merging Fund to consider approval of this Plan and the transactions contemplated herein, with the Commission as promptly as practicable.

5.6.    Each of the Investment Company and the Merging Fund intends that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Investment Company may reasonably deem necessary or desirable in order to vest in and confirm an Acquiring Fund’s title to and possession of the Assets and otherwise to carry out the intent and purpose of this Plan.

5.7.    Each of the Investment Company and the Acquiring Funds intends that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the Investment Company may reasonably deem necessary or desirable in order to (i) vest and confirm the Investment Company’s title to and possession of all Acquiring Funds Shares to be transferred to the Merging Fund pursuant to this Plan and (ii) assume the assumed liabilities of the Merging Fund.

5.8.    The Investment Company intends to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to consummate the transactions contemplated herein and, in the case of an Acquiring Fund, to continue its operations after the Closing Date.

5.9.    As soon as reasonably practicable after the Closing, the Merging Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Funds Shares received at the Closing.

5.10.    The Investment Company intends to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by the Plan as promptly as practicable.

6.	CONDITIONS PRECEDENT TO BE FULFILLED BY THE INVESTMENT COMPANY

The consummation of the transactions provided for herein shall be subject to the following conditions, unless the appropriate officers of the Investment Company determine that the waiver of any such condition on behalf of a Fund would be in the best interests of that Fund and its shareholders:

6.1.    All representations and warranties of the Investment Company, on behalf of itself, the Merging Fund and the Acquiring Funds, contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Investment Company, the Merging Fund, or an Acquiring Fund, or the advisers, trustees, or officers of any of the foregoing, arising out of this Plan and (ii) no facts are known to the Investment Company, the Merging Fund, or the Acquiring Funds, that any of such persons reasonably believes might result in such litigation.

6.2.    The Chairman of the Board, President and Chief Executive Officer of the Investment Company shall execute a certificate, dated as of the Closing Date, to the effect that the representations and warranties of the Investment Company on behalf of itself, the Merging Fund and each Acquiring Fund made in this Plan are true and correct on and as of the Closing Date.

6.3.    The Investment Company shall have received on the Closing Date an opinion of counsel to the Insurance Company, in a form reasonably satisfactory to the Investment Company, and dated as of the Closing Date, to the effect that:

(a)    the Investment Company is existing under the law of the State of Maryland as a corporation, and the Merging Fund and each Acquiring Fund have been duly designated as series of the Investment Company;

(b)    the Investment Company, with respect to the Merging Fund and each Acquiring Fund, has the power as a Maryland corporation to carry on its business as presently conducted in accordance with the description thereof in the Investment Company’s registration statement under the 1940 Act;

(c)    the Plan has been duly authorized and executed, and constitutes a valid and legally binding obligation of the Investment Company, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors’ rights and remedies (including such as may deny giving effect to waivers of debtors’ or guarantors’ rights), and considerations of public policy;

(d)    the execution of the Plan did not, and the exchange of the Merging Fund’s Assets for Acquiring Funds Shares pursuant to the Plan will not, violate the Investment Company’s Articles of Incorporation or By-laws; and

(e)    to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Investment Company on behalf of the Merging Fund and each Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Merging Fund’s Assets for Acquiring Funds Shares pursuant to the Plan have been obtained or made.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Investment Company with regard to matters of fact. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Investment Company may reasonably request.

6.4.    The Investment Company and each Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by them on or before the Closing Date.

6.5.    The Investment Company, on behalf of each Acquiring Fund, shall have executed and delivered an assumption agreement in form reasonably satisfactory to the Investment Company pursuant to which the Investment Company, on behalf of Acquiring Funds, will assume all of the liabilities of the Merging Fund existing at the Valuation Time.

6.6.    The Investment Company shall have delivered to the Acquiring Funds the statement of net assets described in Section 3.2.

6.7.    This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Merging Fund in accordance with the provisions of the Investment Company’s Articles of Incorporation and By-Laws. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 6.7.

6.8.    On the Closing Date, no action, suit or other proceeding shall be pending or to either party’s knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Plan or the transactions contemplated herein.

6.9.    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or the Merging Fund.

6.10.    The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.11.    The parties shall have received an opinion of Sutherland Asbill & Brennan addressed to the Investment Company, the Merging Fund, and each Acquiring Fund substantially to the effect that, based upon certain facts, assumptions and representations, for federal income tax purposes, no gain or loss will be recognized as a result of the Reorganization by owners of variable annuity contracts or variable life insurance policies whose assets have been allocated to the Funds. The delivery of such opinion is conditioned upon receipt by Sutherland Asbill & Brennan of representations it shall request of each Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 6.11.

7.	FEES AND EXPENSES

7.1.    The Investment Company represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

7.2.    Expenses of the Reorganization will be borne by the Insurance Company or its subsidiary, Mutual of America Capital Management Corporation.

8.	ENTIRE PLAN; SURVIVAL OF WARRANTIES

8.1.    This Plan embodies the entire plan of the Investment Company on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.

8.2.    The representations, warranties and intentions contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

9.	TERMINATION

This Plan may be terminated and the transactions contemplated hereby may be abandoned at any time (whether before or after approval thereof by the shareholders of the Merging Fund) prior to the Closing or the Closing may be postponed by the Investment Company on behalf of a Fund by resolution of the Board of Directors, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable. This Plan shall automatically terminate if the Closing shall not have occurred on or before December 31, 2006, unless such date is extended by the Investment Company on behalf of the Funds. In the event of any termination, this Plan shall become void and have no further effect with respect to the Merging Fund or an Acquiring Fund, and neither the Investment Company, the Merging Fund, an Acquiring Fund, nor the Directors, officers, agents or shareholders of the Investment Company shall have any liability in respect of this Plan.

10.	AMENDMENTS

This Plan may be amended, modified or supplemented in writing in such manner as may be determined appropriate by the authorized officers of the Investment Company; provided, however, that following the meeting of shareholders of the Merging Fund called by the Investment Company pursuant to Section 5.3 of this Plan, no such amendment may have the effect of reducing the number of the Acquiring Funds Shares to be issued to the shareholders of the Merging Fund under this Plan to the detriment of such shareholders without their further approval.

11.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Investment Company on behalf of the Merging Fund or each Acquiring Fund, as the case may be, c/o the President, Chairman of the Board and Chief Executive Officer, Manfred Altstadt, with a copy to the Secretary of the Investment Company, Thomas L. Martin, or to the Investment Company.

12.	HEADINGS; GOVERNING LAW; LIMITATION OF LIABILITY

12.1.    The Article and Section headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

12.2.    This Plan shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, the Investment Company has caused this Plan to be executed by its Chairman of the Board, President and Chief Executive Officer and attested by its Secretary or Assistant Secretary.

Attest:	Mutual of America Investment Corporation on behalf of the Aggressive Equity Fund

By:
Name:
Title:

Attest:	Mutual of America Investment Corporation on behalf of the Small Cap Growth Fund

By:
Name:
Title:

Attest:	Mutual of America Investment Corporation on behalf of the Small Cap Value Fund

By:
Name:
Title:

APPENDIX B

Prospectus of

MUTUAL OF AMERICA INVESTMENT CORPORATION

SMALL CAP VALUE FUND

SMALL CAP GROWTH FUND

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

MUTUAL OF AMERICA INVESTMENT CORPORATION

320 Park Avenue, New York, New York 10022-6839

Mutual of America Investment Corporation (the “Investment Company”) is a mutual fund. It currently has these fifteen funds:

•	Equity Index Fund

•	All America Fund

•	Mid-Cap Equity Index Fund

•	Aggressive Equity Fund

•	Small Cap Growth Fund

•	Small Cap Value Fund

•	Mid Cap Value Fund

•	Composite Fund

•	Bond Fund

•	Mid-Term Bond Fund

•	Short-Term Bond Fund

•	Money Market Fund

•	Aggressive Allocation Fund

•	Moderate Allocation Fund

•	Conservative Allocation Fund

The funds serve as investment vehicles for account balances under variable accumulation annuity contracts and variable life insurance policies issued by Mutual of America Life Insurance Company (the Insurance Company). Separate Accounts of the Insurance Company purchase fund shares.

This Prospectus has information a contractholder or policyowner should know before making allocations or transfers to the Separate Account Funds that invest in shares of the Small Cap Growth Fund and the Small Cap Value Fund (the “Funds”). You should read this Prospectus carefully and keep it for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated May 1, 2006

SUMMARY OF HOW THE FUNDS INVEST

Each fund of the Investment Company has its own investment objective and tries to achieve its objective with certain investment strategies. The funds’ different investment strategies will affect the return of the funds and the risks of investing in each fund.

A Fund may not achieve its objective. An investment in either of the Funds could decline in value and you could lose money by investing in either of the Funds. The Funds sell their shares to separate accounts of Mutual of America Life Insurance Company and do not offer them for sale to the general public.

Below is a summary of the Funds’ investment objectives, principal investment strategies, and principal risks for investing in the Funds.

Value and Growth Stocks

Value stocks are stocks considered to be undervalued in the marketplace. Growth stocks are stocks considered to possess above average growth potential. Value stocks generally have above average dividends with prices that are considered low as compared with standard measures, such as earnings and book value. Growth stocks generally have low dividends and higher prices relative to the standard measures. There are times when growth stocks outperform value stocks and when value stocks outperform growth stocks. A risk of choosing either style is that it will not continue to outperform the other style.

Market Capitalizations of Equity Issuers

Market capitalization refers to the aggregate market value of the equity securities (stock) that a company has issued. Companies generally are described as large cap, mid-cap or small cap. At December 31, 2005: the S&P 500® Index included large cap companies with market capitalizations from $0.768 billion up to $370.34 billion; the S&P MidCap 400® Index included mid-cap companies with market capitalizations from $0.424 billion up to $14.58 billion; and the Russell 2000® Index included small cap companies with market capitalizations up to $4.17 billion. “S&P 500®” and “S&P MidCap 400®” are registered trademarks of The McGraw-Hill Companies, Inc., and “Russell 2000®” is a registered trademark of the Frank Russell Company. Generally, companies are considered to be large cap if they have market capitalizations in excess of $10 billion; mid-cap if they have market capitalizations of between $2 billion and $10 billion; and small cap if they have market capitalizations of less than $2 billion.

Small Cap Value Fund

Objective. The Fund seeks capital appreciation.

Strategy. The Fund invests primarily in value stocks.

Under normal circumstances, at least 80% of the Fund’s assets are invested in securities of companies with small capitalizations known as small cap stocks.. See “Market Capitalization of Equity Issuers”.

•	The Fund invests in value stocks issued by companies the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential.

Risks. An investment in the Small Cap Value Fund is subject to market risk and financial risk (as defined below). The Small Cap Value Fund has more market risk and financial risk than certain of the other stock funds of the Investment Company because it generally invests in small capitalization value equity securities that often trade over-the-counter. In addition, value stocks may not be outperforming growth stocks at a given time or times, which will result in lower relative performance during those periods of time. See “Value and Growth Stocks”.

•	The investment results for the Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.

Small Cap Growth Fund

Objective. The Fund seeks capital appreciation.

Strategy. The Fund invests primarily in growth stocks.

Under normal circumstances, at least 80% of the Fund’s assets are invested in securities of companies with small capitalizations known as small cap stocks. See “Market Capitalization of Equity Issuers”. Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•	The Fund invests in growth stocks issued by companies the Adviser believes to possess above-average growth potential.

Risks. An investment in the Small Cap Growth Fund is subject to market risk and financial risk (as defined below). The Small Cap Growth Fund has more market risk and financial risk than certain of the other stock funds of the Investment Company because it generally invests in small capitalization growth equity securities that often trade over-the-counter. In addition, growth stocks may not be outperforming value stocks at a given time or times, which will result in lower relative performance during those periods of time. See “Value and Growth Stocks” Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•	The investment results for the Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.

Risks of Investing in Equity Securities

Market risk refers to how much the value of a security changes (volatility of price) when conditions in the securities markets change or the economic environment changes. Stocks of companies with smaller market capitalizations generally have more market risk and less liquidity than stocks of companies with larger market capitalizations. Securities that trade over-the-counter may be more difficult to sell than securities traded over a national securities exchange, and they can be less liquid as a result. Loss of money is a risk of investing in any of the Funds.

Financial (or credit) risk refers to the earning stability and overall financial soundness of an issuer of an equity security.

Futures Risk refers to the risks that the securities, contracts, commodities or markets that are the subjects of futures contracts may not perform the way that the portfolio managers expected them to perform, which could cause losses or the receipt of lower amounts of income than were anticipated.

Annual Total Returns

The bar charts below show the annual return of each Fund for the period the Fund has been in operation. A Fund’s past performance does not necessarily indicate how it will perform in the future. You also may refer to “Average Annual Total Returns” below.

Below each chart is the Fund’s highest total return for any calendar quarter during the period covered by the chart, called the best quarter return, and the Fund’s lowest total return for any calendar quarter during the period covered, called the worst quarter return. These returns are an indication of the volatility of a Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown.

Small Cap Value Fund:
** GRAPHIC **

Best quarter return: 7.00% during third quarter 2005

Worst quarter return: 0.58% during fourth quarter 2005

The Small Cap Value Fund began operations on July 1, 2005.

Small Cap Growth Fund:
** GRAPHIC **

Best quarter return: 4.78% during third quarter 2005

Worst quarter return: 0.69% during fourth quarter 2005

The Small Cap Growth Fund began operations on July 1, 2005.

Average Annual Total Returns (for periods ended December 31, 2005)

The table below shows the return for the period of each Fund’s operations.

The table indicates the risks of investing in the Funds by comparing, for the same periods, each Fund’s returns to those of a broad-based, unmanaged index. A Fund’s past performance does not necessarily indicate how it will perform in the future.

The average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown.

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years	For Life of Fund*
Small Cap Growth Fund	N/A	N/A	N/A	5.49%
Russell 2000 Growth® Index(1)	N/A	N/A	N/A	3.82%
Small Cap Value Fund	N/A	N/A	N/A	7.61%
Russell 2000 Value® Index(1)	N/A	N/A	N/A	8.04%

*	The Funds commenced operations on July 1, 2005.

(1)	The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000.

“Russell 2000” is the trademark of its owner.

Annual Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds, based on the Funds’ fees as of May 1, 2006 and the Funds’ actual expenses incurred (before reimbursement) during 2005* (annualized since the Funds operated for only a portion of the year). Please read the footnotes to the table which explain why the fees and expenses commencing May 1, 2006 may be different than the fees and expenses during 2005. Annual operating expenses are shown as a percentage of average net assets. The expenses shown do not include Separate Account expenses for variable annuity and variable universal life contracts; costs would be higher if such expenses were included.

	Small Cap Growth Fund	Small Cap Value Fund
Shareholder Fees	N/A	N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees**	.75%	.75%
Other Expenses	.12	.12
Total Annual Fund Operating Expenses*	.87%	.87%

*	The expense information has been restated to reflect fees effective as of May 1, 2006, as if they had been in effect during the year ended December 31, 2005 (i.e. as if the operating expense reimbursement were not in effect and the reduced investment management fees, both described below, were in effect). The Adviser had contractually agreed beginning as of January 1, 2003 to limit each Fund’s total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees. See “Management of the Funds — The Adviser”. This contractual obligation remained in effect for the year ended December 31, 2005. On December 30, 2005, the Adviser provided written notice to the Investment Company, in accordance with the terms of the agreement, that it elected to terminate the expense reimbursement, effective at midnight on April 30, 2006. As of May 1, 2006, the Investment Company will no longer be reimbursed by the Adviser for any of its expenses.

**	The management fees in the chart above have been rounded to the second decimal place. Effective May 1, 2006, the Adviser’s management fees are reduced to .75% for each Fund.

Example:

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Variable insurance and annuity Separate Account contract charges are not included and if such fees were included your costs would be higher than as shown. The Example assumes for each Fund that:

•	you make an investment of $10,000,

•	you have a 5% annual return on your investment,

•	all dividends and distributions are reinvested, and

•	you redeem all of your shares at the end of the periods shown.

Although your costs may be higher or lower, your cost based on these assumptions would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund(1)	$89	$281	$493	$1,121
Small Cap Value Fund(1)	$89	$281	$493	$1,121

(1)	The expenses used in the Example are those shown in the Annual Fees and Expenses table above The expenses shown above are also based on the based on the Adviser’s investment management fees, as reduced, effective May 1, 2006 and do not include reimbursement of expenses by the Adviser. Details about the termination of expense reimbursement and the reduced investment management fees are set forth in the footnotes to the Annual Fees and Expenses table above.

MANAGEMENT OF THE FUNDS

The Advisory contract is renewed for one year periods, as approved by the Board of Directors of the Investment Company. The Advisory contract has been renewed for the year 2006. Information regarding the basis for the approval of the contract renewal by the Board will be included in the semiannual report to shareholders for the period ending June 30, 2006.

The Adviser

Mutual of America Capital Management Corporation, 320 Park Avenue, New York, New York 10022-6839 (the Adviser or Capital Management) is the investment adviser for the Funds of the Investment Company. The Adviser is a registered investment adviser which has managed the assets of Mutual of America Life Insurance Company and the funds of the Investment Company since 1993. The Adviser had total assets under management of approximately $9.0 billion at December 31, 2005, including $2.7 billion for the Investment Company. As Adviser, Capital Management:

•	places orders for the purchase and sale of securities,

•	engages in securities research,

•	makes recommendations to and reports to the Investment Company’s Board of Directors,

•	supplies administrative, accounting and recordkeeping services for the Funds, and

•	provides the office space, facilities, equipment, material and personnel necessary to perform its duties.

For its investment management services, the Adviser receives compensation from each Fund at an annual rate of .75% of the Fund’s net assets, calculated as a daily charge.

The Adviser had contractually agreed beginning as of January 1, 2003 to limit each Fund’s total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees. This contractual obligation remained in effect through April 30, 2006. On December 30, 2005, the Adviser provided written notice to the Investment Company, in accordance with the terms of the agreement, that it elected to terminate the expense reimbursement, effective at midnight on April 30, 2006. As of May 1, 2006, the Investment Company will no longer be reimbursed by the Adviser for any of its expenses.

Portfolio Managers

The person(s) primarily responsible for the day-to-day management of the Funds’ investment portfolios are listed below. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Investment Company.

Small Cap Value Fund

Stephen J. Rich, Executive Vice President of the Adviser, manages the Small Cap Value Fund. Prior to joining the Adviser in February 2004, Mr. Rich was a vice president and senior portfolio manager with J.P. Morgan Fleming Asset Management, Inc. Mr. Rich has approximately 15 years of experience selecting securities for, and managing, equity portfolios. Mr. Rich was a portfolio manager at J.P. Morgan Fleming for the 2 years prior to joining the Adviser, where he was responsible for managing small cap portfolios. For the prior 2 years he was a director at Citigroup Asset Management where he managed small and mid cap equities portfolios.

Small Cap Growth Fund

Marguerite Wagner, Executive Vice President of the Adviser, manages the Small Cap Growth Fund. Ms. Wagner joined the Adviser in 2005 from her position as Managing Director, Citigroup Asset Management. She was employed by Citigroup in various portfolio management roles from 1985 until she joined the Adviser, and she has 21 years of experience selecting securities and managing portfolios.

DETAILS ABOUT HOW THE FUNDS INVEST AND RELATED RISKS

Below is a discussion of the strategies the Funds currently follow to seek to achieve their investment objectives. Since each Fund has an investment strategy of investing at least 80% of its assets in a particular class or type of security, the Investment Company will not change that strategy unless it gives at least 60 days’ notice to shareholders. See also Summary of How Our Funds Invest, above.

Investment Objectives and Strategies

Definition We Use

•	Bottom-up investing means that the Adviser evaluates an issuer of securities before purchasing those securities for the Fund, without taking into account possible changes in the general economy.

Small Cap Value Fund: The investment objective of the Small Cap Value Fund is capital appreciation.

The Fund invests in value stocks. At least 85% of the Small Cap Value Fund’s total assets will be invested in equity securities under normal market conditions and at least 80% of the Fund’s total assets will be invested in small cap value stocks.

•	The Fund invests in value stocks issued by companies with small-sized market capitalizations (see definition on page 1) the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential.

The Adviser uses a “bottom-up” approach in selecting stocks for the Fund (see definition above). The Adviser continually reviews the universe of companies with small market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Some of the stocks the Fund purchases have small market capitalizations and may be traded over-the-counter instead of on an exchange. During different market cycles, value stocks may be out of favor with investors and may have more market risk (price volatility) than other categories of stocks.

Small Cap Growth Fund: The investment objective of the Small Cap Growth Fund is capital appreciation.

The Fund invests in growth stocks. At least 85% of the Small Cap Growth Fund’s total assets will be invested in equity securities under normal market conditions and at least 80% of the Fund’s total assets will be invested in small cap growth stocks.

•	The Fund invests in growth stocks issued by companies with small-sized market capitalizations (see definition on page 2) the Adviser believes to possess above-average growth potential.

The Adviser uses a “bottom-up” approach in selecting stocks for the Fund (see definition above). The Adviser continually reviews the universe of companies with small market capitalizations to identify securities with growth characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Some of the stocks the Fund purchases have small market capitalizations and may be traded over-the-counter instead of on an exchange. During different market cycles, growth stocks may be out of favor with investors and may have more market risk (price volatility) than other categories of stocks.

Risks of Investing in the Funds

When you invest in a stock fund like each of the Funds, you should consider that:

•	The Fund is subject to market risk — the value of your investment will go up or down, depending on movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.

•	The investment results for a particular Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.

•	The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Fund’s investment adviser(s) will impact the Fund’s performance.

•	The prices and investment performance of stocks that are issued by companies with smaller market capitalizations may fluctuate more than the prices and investment performance of stocks that are issued by companies with larger market capitalizations.

•	The Fund may have more difficulty selling a small capitalization stock or any stock that trades “over-the-counter”, as compared to larger capitalization stocks or stocks that trade on a national or regional stock exchange.

•	Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.

Specific Investments or Strategies, and Related Risks

This section provides additional information about certain of the principal investment strategies used by the Funds and additional investment strategies the Funds may use from time to time.

Options and Futures Contracts

Investment Strategies. Each of the Funds may purchase and sell put and call options contracts, futures contracts and options on futures contracts. Depending on the types of securities in which a Fund invests, the contracts relate to fixed-income securities (including U.S. Government and agency securities), equity securities or indexes of securities. All contracts must relate to U.S. issuers or U.S. stock indexes.

A put option on a security gives the Fund the right to sell the security at a certain price. The purchase of a put option on a security protects the Fund against declines in the value of the security. A Fund may buy a put option contract on a security only if it holds the security in its portfolio.

A call option on a security gives the Fund the right to buy the security at a certain price. The purchase of a call option on a security protects the Fund against increases in the value of the security that it is considering purchasing. A Fund may sell a call option contract on a security only if it holds the security in its portfolio (a covered call).

A Fund may use futures contracts, or options on futures contracts, to protect against general increases or decreases in the levels of securities prices:

•	When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund’s net asset value may be offset, in whole or in part, by corresponding gains on the futures position.

•	When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.

Risks from Options and Futures Contracts. Risks to a Fund in options and futures transactions include:

•	The securities held in a Fund’s portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.

•	A Fund purchasing an option may lose the entire amount of the premium plus transaction costs.

•	If a Fund has written a covered call option and the price of the underlying security increases sufficiently, the option may be exercised. The Fund will be required to sell the security at a price below current market value with the loss offset only by the amount of the premium the Fund received from writing the option.

American Depository Receipts (“ADRs”)

ADRs are dollar-denominated receipts that U.S. banks generally issue. An ADR represents the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or are traded over-the-counter in the United States. An ADR has currency risk, because its value is based on the value of the security issued by a foreign issuer.

ADRs are subject to many of the same risks as foreign securities, such as possible:

•	unavailability of financial information,

•	changes in currency or exchange rates, and

•	difficulty by the Adviser in assessing economic or political trends in a foreign country.

Disclosure of Portfolio Securities Information

A description of the Investment Company’s policies and procedures with respect to the disclosure of the Investment Company’s portfolio securities is available in the Statement of Additional Information. See the back cover for information on how to obtain a copy of the Statement of Additional Information.

INFORMATION ABOUT FUND SHARES

Pricing of Fund Shares

The purchase or redemption price of a Fund share is equal to its net asset value (“NAV”) that we next calculate after we receive the purchase or redemption order. Orders received by the Separate Account sponsor on a business day prior to the close of regular trading on The New York Stock Exchange and communicated to the Fund or its Transfer Agent prior to 9:00 a.m. Eastern Time on the following business day will be effected at the NAV determined on the business day when the order was received by the Separate Account. A Fund’s net asset value per share is equal to the sum of the value of the securities it holds plus any cash or other assets (including accrued interest and dividends), minus all liabilities (including accrued expenses) divided by the number of shares outstanding. The Adviser calculates a Fund’s net asset value as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading (a Valuation Day). The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

In determining a Fund’s net asset value, the Adviser uses market value. If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value (the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium).

If there are any equity or debt securities or assets for which market quotations are not readily available, the Adviser will use fair value pricing, as determined in good faith by, or under the direction of, the Board of Directors of the Investment Company or its Valuation Committee.

Fair Value Pricing. The Investment Company strictly complies with Rule 22c-1 of the Investment Company Act of 1940 in calculating the net asset value of its shares each business day. A daily pricing routine is followed, which contains controls to ensure that all prices are properly obtained and recorded in conjunction with a computer program. Prices are obtained from Bloomberg for equities and from FT Interactive Data for fixed income securities. In the event that a price is missing from the automatic data transmission, it is obtained from these sources manually. In the unusual event that Bloomberg or FT Interactive cannot supply a price, a secondary pricing source approved in advance by the Investment Company’s Board of Directors is used. In the event that the secondary source cannot supply a price, then fair value pricing is used. All prices are reviewed for reasonableness by the Finance Division Pricing Unit of the Insurance Company, pursuant to an agreement with the Adviser. In the event that the Pricing Unit disagrees with the primary and secondary pricing sources price determinations, or there is a material occurrence which is reasonably likely to have a substantial effect on the prices received from the pricing sources mentioned above or on the net asset value calculated from all prices received by the Investment Company, fair value pricing will be applied to arrive at a correct price or net asset value as the case may be. Fair Value is determined by a Valuation Committee appointed by the Investment Company’s Board of Directors. The effects of using fair value pricing are to conform the prices recorded and utilized by the Investment Company in determining its net asset value to the amounts that the Investment Company reasonably views as accurate. When Fair Value Pricing takes place the prices of the securities in a portfolio that are used in creating its net asset value may differ from published or quoted prices for the same securities.

Purchase of Shares

The Investment Company offers shares in the Funds only to Mutual of America Life Insurance Company (“the Insurance Company”), without sales charge, for allocation to its Separate Accounts. Acceptance by the Insurance Company of an order for allocating account balance to one of the Separate Account Funds constitutes a purchase order for shares of the corresponding Fund of the Investment Company. In order to comply with Federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept funds or issue shares or effect subsequent transactions, including accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.

Redemption of Shares

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share we next determine. We do not impose any deferred sales charge on redemptions.

We pay redemption proceeds normally within seven days of receipt of the redemption request, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations. Acceptance by the Insurance Company of an order for withdrawal of account balance from one of the Separate Account Funds constitutes a redemption order for shares of the corresponding Fund of the Investment Company.

Frequent Purchases and Redemptions of Fund Shares

Risks of frequent trading occurring may be greater for portfolios investing in certain securities, such as funds that invest in securities traded on foreign markets, and securities that are illiquid or do not otherwise have readily available market quotations.

The Investment Company Funds are offered only to the Separate Accounts of the Insurance Company and solely with respect to its variable life insurance and annuity contracts (“contracts”). The purpose of the contracts that invest in the Investment Company Funds is to assist with the accumulation of long term retirement savings. These contracts are not intended to provide contractowners and participants with a means to engage in market timing through frequent transfers of their account balances in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term changes in the securities markets may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Such transfer practices may cause harm to the investment performance of a Fund if transfers involve amounts which are substantial when compared to the Fund’s total net assets under management.

The Insurance Company has the exclusive relationship with the individual contractholders and, as such, aggregates all daily purchase and redemption orders received from all contractholders and participants under the contracts into a net purchase or redemption order for shares of the Funds offered by the Investment Company. Accordingly, the Investment Company does not have access to the records or identities of individual contractholders or participants of the Insurance Company and may not be aware of any individual contractholder or participant who may be engaging in excessive frequent transfers. There can be no assurance that frequent transfers in the Funds will not occur.

In view of the above, the Investment Company Board has adopted and implemented the following policies and procedures with regard to frequent transfers.

The Investment Company monitors the aggregate net daily purchase or redemption activity of each Fund to make a determination, in its opinion, as to whether such aggregate net trading activity could have an adverse impact on a Fund’s investment performance. The Investment Company periodically meets with the Insurance Company to discuss any factors that may be materially impacting investment performance of the Funds, including excessive frequent transfer activity, if any. The Investment Company also periodically requests a description of the procedures and controls in place at the Insurance Company to identify any excessive frequent transfer activity together with a report on whether such activity, if any, might be having an adverse effect on the investment performance of the Funds.

In this regard, the Investment Company seeks to work with the Insurance Company to discourage contractholders and participants from engaging in excessive frequent transfers which could harm the Funds’ investment performance. The Investment Company has not set a restriction on the volume or number of transactions allowed in a given period and it has not established a minimum holding period nor an exchange or redemption fee. There may be legal and technological limitations on the ability of the Insurance Company to impose restrictions or limitations on the transfer practices of its contractholders and participants. Consequently, the

Investment Company’s ability to monitor and discourage frequent transfer practices in a Fund may be limited. If not detected, frequent transfer practices may harm the investment performance of a Fund.

If in the Investment Company’s opinion, excessive frequent transfer activity involving material amounts is causing an adverse effect on a Fund’s investment performance, the Investment Company will request that the Insurance Company take such actions as are appropriate to cause the activity to cease. If the Insurance Company, after consultation in such circumstances, does not take reasonable steps to substantially eliminate such activity by its contractholders, the Investment Company reserves the right to reject any purchase order it receives thereafter that, in the Investment Company’s opinion, may adversely affect a Fund’s investment performance. This policy will be applied on a uniform basis.

The Investment Company has no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. The Investment Company does not accomodate frequent purchases and redemptions of Fund shares which may adversely affect a Fund’s investment performance.

Dividends, Capital Gains Distributions and Taxes

For each Fund, the Investment Company declares dividends at least annually to pay out substantially all of the Fund’s net investment income (dividends) and net realized short and long term capital gains (capital gains distributions). All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund.

The Investment Company is not subject to Federal income tax on ordinary income and net realized capital gains that it distributes to shareholders, as long as the distributions meet Federal tax law requirements for amount and source of income. Each Fund is treated as a separate corporation for Federal income tax purposes and must satisfy the tax requirements independently.

The Insurance Company, through the Separate Accounts, is the shareholder of the Investment Company’s Funds. Under current Federal tax law, the Separate Accounts do not pay taxes on the net investment income and realized capital gains they receive through ownership of the Investment Company’s shares.

A contractholder or policyowner should refer to the Contract prospectus or brochure for a summary discussion of the tax consequences for increases in account balance and distributions under the Contract.

Breakpoint Discounts

Since the Investment Company does not charge front end or back end sales charges, there are no breakpoint discounts.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the period of a Fund’s operations. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). This information for the year ended December 31, 2005 has been audited by KPMG LLP, whose report, along with the Investment Company’s financial statements, are included in the annual report, which is available upon request

The total returns shown below do not include charges and expenses imposed at the Separate Account level. Therefore, the returns do not represent the rate that a contractholder or policyowner would have earned or lost on the portion of the account balance allocated to the corresponding Separate Account Fund.

	Small Cap Value Fund Period Ended December 31, 2005(e)		Small Cap Growth Fund Period Ended December 31, 2005(e)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net Investment Income	0.01		—
Net Realized and Unrealized Gains on Securities	0.07		0.06
Total From Investment Operations	0.08		0.06
Less Dividend Distributions:
From net investment income	(0.01)		—
From capital gains	—		—
Total Distributions	(0.01)		—
Net Asset Value, End of Period	$1.07		$1.06
Total Return (b)	7.61	%(c)	5.49	%(c)
Net Assets, End of Period ($ millions)	$34		$24
Ratio of Net Investment Income to Average Net Assets	1.19	%(d)	0.00	%(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement	0.96	%(d)	0.95	%(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement	0.84	%(d)	0.83	%(d)
Portfolio Turnover Rate(a)	32.67	%(c)	64.38	%(c)

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (see * on Page B-9).

(c)	Not annualized.

(d)	Annualized.

(e)	Commenced operations July 1, 2005.

Investment Company
Mutual of America Investment Corporation

Investment Adviser
Mutual of America Capital Management Corporation

Fund Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP

Custodian
JPMorgan Chase Bank

MUTUAL OF AMERICA INVESTMENT CORPORATION

320 Park Avenue, New York, New York 10022-6839

You May Obtain More Information

Registration Statement. We have filed with the Securities and Exchange Commission (the Commission) a Registration Statement about the Investment Company. The Registration Statement includes this prospectus, a Statement of Additional Information (the SAI), and exhibits which are incorporated by reference and are legally a part of this Prospectus. You may examine and copy the Registration Statement at the Commission’s Public Reference Room in Washington, DC. You may call 1-800-SEC-0330 to learn about the operation of the Public Reference Room.

Statement of Additional Information. The SAI contains additional information about the Investment Company and its funds. We incorporate the SAI into this Prospectus by reference.

Semi-annual and Annual Reports. Additional information about the Funds’ investments is available in the Investment Company’s annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

How to Obtain the SAI and Reports. You may obtain a free copy of the SAI or of the Investment Company’s most recent annual and semi-annual financial statements, by:

•	writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839, or

•	calling 1-800-468-3785 and asking for Mutual of America Investment Corporation.

You may obtain the SAI and the Investment Company’s annual and semi-annual reports free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.

The Commission has an Internet web site at http://www.sec.gov. You may obtain the Investment Company’s Registration Statement, including the SAI, and its semi-annual and annual reports through the Commission’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov., or by writing to the Commission’s Public Reference Section, Washington, DC 20549-6009.

Where to Direct Questions. If you have questions about the operations of the Investment Company, you should contact your representative at Mutual of America Life Insurance Company.

Intended Use. This prospectus is intended to be used in connection with variable annuity and variable life insurance products issued by Mutual of America Life Insurance Company, and also in connection with certain variable products issued by its former subsidiary company, The American Life Insurance Company of New York.

Investment Company Act of 1940 Act File Number 811-5084

Prospectus dated May 1, 2006

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
www.mutualofamerica.com

Part B

STATEMENT OF ADDITIONAL INFORMATION
June 9, 2006

MUTUAL OF AMERICA INVESTMENT CORPORATION
Aggressive Equity Fund
Small Cap Growth Fund
Small Cap Value Fund

320 Park Avenue
New York, New York 10022
(800)-468-3785

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated June 9, 2006 for the Special Meeting of Shareholders of the Aggressive Equity Fund (“Aggressive Equity Fund”), a series of Mutual of America Investment Corporation (the “Investment Company”), to be held on July 14, 2006. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling 1-800-468-3785.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

Further information about the Small Cap Growth Fund and the Small Cap Value Fund is contained in the Investment Company’s Statement of Additional Information dated May 1, 2006, which is incorporated herein by reference to Post-Effective Amendment No. 26 of the Investment Company filed under rule 485(b) under the Securities Act of 1933 on April 28, 2006, as supplemented (File No. 33-6486), and will be provided to all shareholders or contract owners requesting this SAI.

STATEMENT OF ADDITIONAL INFORMATION

Table of Contents

GENERAL INFORMATION	2
FINANCIAL STATEMENTS	3

GENERAL INFORMATION

The Shareholders of the Aggressive Equity Fund are being asked to consider and vote on one proposal with respect to a Plan of Reorganization (the “Reorganization Plan”) dated as of September 1, 2006 by the Investment Company, on behalf of each of the Aggressive Equity Fund, the Small Cap Growth Fund and the Small Cap Value Fund, and the transactions contemplated thereby. The Reorganization Plan contemplates the transfer of substantially all of the assets and all of the liabilities of the Aggressive Equity Fund to the New Funds in exchange for shares issued by the Investment Company in the New Funds with an aggregate net asset value equal to the aggregate net asset value of the shares of the Aggressive Equity Fund that are outstanding immediately before the Reorganization takes effect.

A Special Meeting of shareholders of the Aggressive Equity Fund to consider the proposal and the related transaction will be held at 320 Park Avenue, New York, New York on July 14, 2006 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

2

FINANCIAL STATEMENTS

The audited financial statements and notes thereto of the Funds contained in the Annual Report to Shareholders of the Investment Company dated December 31, 2005 are incorporated into this Statement of Additional Information (SAI) by reference to the Investment Corporation Form N-CSR (File No. 811-05084) filed with the SEC on March 6, 2006. The financial statements, financial highlights for each of the four years ended December 31, 2005 and notes thereto which appear in the Investment Company’s Annual Report to Shareholders have been audited by KPMG LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference to the Form N-CSR (File No. 811-05084). The financial statements set forth above will be provided to all shareholders or contract owners requesting this SAI.

The following are pro forma financial statements that were prepared to indicate the anticipated financial information for the New Funds following the completion of the Reorganization. They consist of a Pro Forma Statement of Assets and Liabilities, a Pro Forma Statement of Operations, a Pro Forma Schedule of Investments in Securities, and notes relating to the pro forma financial information for each New Fund as of and for the period ended December 31, 2005. These pro forma financial statements are unaudited.

3

MUTUAL OF AMERICA INVESTMENT CORPORATION
SMALL CAP VALUE FUND AND SMALL CAP GROWTH FUND
PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2005

	Aggressive Equity Fund	Small Cap Value Fund	Small Cap Growth Fund	Pro Forma Adjustments (2)	Small Cap Value Fund (Pro Forma)	Small Cap Growth Fund (Pro Forma)
ASSETS:
Investments at market value
(Cost: Aggressive Equity Fund — $281,466,377
Small Cap Value Fund (Actual) — $33,394,049
Small Cap Growth Fund (Actual) — $23,175,290
Small Cap Value Fund (Pro Forma) — $180,538,068
Small Cap Growth Fund (Pro Forma) — $157,497,648)	$321,471,659	$33,732,671	$24,151,173	$—	$203,539,822	$175,815,681
Cash	6,771	6,336	5,328	—	13,081	5,354
Interest and dividends receivable	302,520	43,711	11,245	—	273,577	83,899
Receivable for securities sold	1,460,827	63,873	172,339	—	416,475	1,280,564
TOTAL ASSETS	323,241,777	33,846,591	24,340,085	—	204,242,955	177,185,498
LIABILITIES:
Payable for securities purchased	723,356	—	111,443	—	—	834,799
NET ASSETS	$322,518,421	$33,846,591	$24,228,642	$—	$204,242,955	$176,350,699
NUMBER OF SHARES OUTSTANDING	175,529,648	31,714,079	22,964,804	127,041,319	190,881,266	166,368,584
NET ASSET VALUES, offering and redemption price per share	$1.84	$1.07	$1.06		$1.07	$1.06
COMPONENTS OF NET ASSETS:
Paid-in capital	$262,105,592	$33,256,411	$23,773,986	$—	$165,079,680	$154,056,309
Accumulated undistributed net investment income	815,386	6,414	—	—	438,569	383,231
Accumulated undistributed net realized gain (loss) on investments	19,592,162	245,144	(521,227)	—	15,722,952	3,593,127
Unrealized appreciation of investments	40,005,281	338,622	975,883	—	23,001,754	18,318,032
NET ASSETS	$322,518,421	$33,846,591	$24,228,642	$—	$204,242,955	$176,350,699

See Notes to Pro Forma Financial Statements

4

MUTUAL OF AMERICA INVESTMENT CORPORATION
SMALL CAP VALUE FUND AND SMALL CAP GROWTH FUND
PRO FORMA STATEMENTS OF OPERATIONS (Unaudited)

	Aggressive Equity Fund for the Year Ended December 31, 2005	Small Cap Value Fund for the Period July 1, 2005 (Commencement of Operations) to December 31, 2005	Small Cap Growth Fund for the Period July 1, 2005 (Commencement of Operations) to December 31, 2005	Pro Forma Adjustments (3)	Small Cap Value Fund (Pro Forma) for the Year Ended December 31, 2005	Small Cap Growth Fund (Pro Forma) for the Year Ended December 31, 2005
INVESTMENT INCOME AND EXPENSES:
Income:
Dividends	$3,301,975	$230,714	$44,248	$0	$1,980,761	$1,596,176
Interest	364,156	43,927	36,285	0	236,930	207,438
Total income	3,666,131	274,641	80,533	0	2,217,690	1,803,615
Expenses:
Investment advisory fees	2,850,745	113,540	80,883	0	1,624,435	1,420,733
Accounting and recordkeeping expenses	114,915	5,586	3,998	(11,492)	60,400	52,607
Shareholders reports	179,968	8,748	6,262	(8,998)	99,362	86,618
Custodian expenses	53,718	2,680	4,464	(5,372)	28,303	27,187
Independent Directors’ fees and expenses	24,648	1,198	857	0	14,261	12,442
Audit	19,995	972	696	(1,000)	11,039	9,624
Legal and other	1,184	58	41	0	686	597
Total expenses before reimbursement	3,245,173	132,782	97,201	(26,861)	1,838,487	1,609,807
Expense reimbursement	(394,428)	(19,242)	(16,318)	26,861	(214,052)	(189,074)
Net Expenses	2,850,745	113,540	80,883	0	1,624,435	1,420,733
NET INVESTMENT INCOME (LOSS)	815,386	161,101	(350)	0	593,256	382,881
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on investments	23,125,866	371,282	(521,227)	0	18,541,070	4,434,851
Net unrealized appreciation (depreciation) of investments	(5,916,719)	338,622	975,883	0	(5,863,685)	1,261,471
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,209,147	709,904	454,656	0	12,677,385	5,696,322
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,024,533	$871,005	$454,306	$0	$13,270,641	$6,079,203

See Notes to Pro Forma Financial Statements

5

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP GROWTH FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited)
DECEMBER 31, 2005

	Aggressive Equity Fund Small Cap Growth Segment Shares	Aggressive Equity Fund Small Cap Growth Segment Value ($)	Small Cap Growth Fund Shares	Small Cap Growth Fund Value ($)	Total Pro Forma Small Cap Growth Fund Shares	Total Pro Forma Small Cap Growth Fund Value ($)
COMMON STOCKS:
BASIC MATERIALS (0.6%)
Commercial Metals Co.	24,550	921,607	3,832	143,853	28,382	1,065,460

CONSUMER, CYCLICAL (13.9%)
A.C.More Arts & Crafts, Inc.*	30,400	442,320	4,684	68,152	35,084	510,472
Aaron Rents, Inc	34,700	731,476	5,408	114,001	40,108	845,477
Gamestop Corp.*	93,221	2,966,292	14,451	459,831	107,672	3,426,123
Guitar Center, Inc.*	14,658	733,047	2,230	111,522	16,888	844,569
Hibbett Sporting Goods, Inc.*	71,535	2,037,317	11,349	323,220	82,884	2,360,537
Hot Topic, Inc.*	34,775	495,544	5,413	77,135	40,188	572,679
Hudson Highland Group*	69,800	1,211,728	10,782	187,176	80,582	1,398,904
Omega Protein Corp.*	75,480	506,471	10,970	73,609	86,450	580,080
P.F. Changs China Bistro, Inc.	21,925	1,088,138	3,396	168,543	25,321	1,256,681
Pacific Sunwear of California*	36,500	909,580	5,652	140,848	42,152	1,050,428
Payless Shoesource, Inc.*	48,960	1,228,896	7,622	191,312	56,582	1,420,208
Pinnacle Entertainment, Inc.*	57,842	1,429,276	9,006	222,538	66,848	1,651,814
Red Robin Gourmet Burgers*	20,878	1,063,943	3,513	179,022	24,391	1,242,965
Sunopta*	67,670	355,944	9,620	50,601	77,290	406,545
The Warnaco Group, Inc.*	73,432	1,962,103	11,419	305,116	84,851	2,267,219
Wild Oaks Markets, Inc.*	128,505	1,552,340	19,962	241,141	148,467	1,793,481
Winnebago Industries, Inc.	23,930	796,390	3,619	120,440	27,549	916,830
Wolverine World Wide, Inc.	77,819	1,747,815	12,003	269,587	89,822	2,017,402
		21,258,620		3,303,794		24,562,414
CONSUMER, NON-CYCLICAL (2.6%)
Alkermes, Inc.*	44,240	845,869	7,420	141,870	51,660	987,739
Hologic, Inc.*	20,000	758,400	3,193	121,079	23,193	879,479
MGI Pharma, Inc.*	38,190	655,340	5,227	89,695	43,417	745,035
Serologicals Corp.*	65,813	1,299,149	10,443	206,145	76,256	1,505,294
Sovran Self-Storage, Inc.	8,125	381,631	1,447	67,966	9,572	449,597
		3,940,389		626,755		4,567,144
ENERGY (6.6%)
Crosstex Energy, Inc.	11,400	718,884	1,724	108,715	13,124	827,599
Denbury Resources, Inc.*	50,216	1,143,920	7,111	161,989	57,327	1,305,909
Holly Corp.	20,190	1,188,585	3,241	190,798	23,431	1,379,383
NS Group, Inc.*	57,625	2,409,301	8,953	374,325	66,578	2,783,626
Range Resources Corp.	96,300	2,536,542	14,928	393,204	111,228	2,929,746
Todco Cl A	54,300	2,066,658	8,391	319,361	62,691	2,386,019
		10,063,890		1,548,392		11,612,282

See Notes to Pro Forma Financial Statements

6

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP GROWTH FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited) (continued)
DECEMBER 31, 2005

	Aggressive Equity Fund Small Cap Growth Segment Shares	Aggressive Equity Fund Small Cap Growth Segment Value ($)	Small Cap Growth Fund Shares	Small Cap Growth Fund Value ($)	Total Pro Forma Small Cap Growth Fund Shares	Total Pro Forma Small Cap Growth Fund Value ($)
FINANCIAL (15.8%)
Acadia Realty Trust	36,170	725,209	5,642	113,122	41,812	838,331
Argonaut Group, Inc.*	30,765	1,008,169	4,651	152,413	35,416	1,160,582
Choice Hotels Intl., Inc.	43,580	1,819,901	6,600	275,616	50,180	2,095,517
First Financial Holdings, Inc.	29,920	919,142	4,524	138,977	34,444	1,058,119
First State Bank Corporation	36,700	880,433	5,726	137,367	42,426	1,017,800
Getty Realty Corp.	24,261	637,822	4,077	107,184	28,338	745,006
IShares Russell 200 Growth	31,300	2,180,045	4,100	285,565	35,400	2,465,610
IShares Russell Micropac	30,900	1,580,535	4,100	209,715	35,000	1,790,250
Jackson Hewitt Tax Service	13,450	372,700	2,076	57,526	15,526	430,226
La Salle Hotel Properties	39,175	1,438,506	6,057	222,413	45,232	1,660,919
Lazard, Ltd. Cl A*	23,700	756,030	3,619	115,446	27,319	871,476
Max Re Capital, Ltd.*	30,545	793,254	4,934	128,136	35,479	921,390
MoneyGram International, Inc.	43,675	1,139,044	6,787	177,005	50,462	1,316,049
NASDAQ Stock Market, Inc.*	21,300	749,334	3,257	114,581	24,557	863,915
National Financial Partners	35,370	1,858,694	5,717	300,428	41,087	2,159,122
Placer Sierra Banschares	52,140	1,444,799	7,889	218,604	60,029	1,663,403
Platinum Underwriters Holdings*	35,440	1,101,121	5,621	174,644	41,061	1,275,765
PrivateBancorp, Inc.	40,447	1,438,700	6,244	222,099	46,691	1,660,799
Summit Bancshares, Inc. (TX)	55,305	994,384	8,352	150,169	63,657	1,144,553
Texas Regional Bancshares	49,417	1,398,501	7,697	217,825	57,114	1,616,326
Tower Group, Inc.	41,870	920,303	6,473	142,277	48,343	1,062,580
		24,156,626		3,661,112		27,817,738
HEALTHCARE (13.4%)
Adolor Corporation*	23,300	340,180	3,619	52,837	26,919	393,017
Advanced Medical Optics, Inc.*	29,494	1,232,849	4,545	189,981	34,039	1,422,830
Amedisys, Inc.*	30,390	1,283,674	4,705	198,739	35,095	1,482,413
Amylin Pharmaceuticals, Inc.*	36,753	1,467,180	5,323	212,494	42,076	1,679,674
Arthrocare Corp.*	12,400	522,536	1,884	79,392	14,284	601,928
Caliper Life Sciences, Inc.*	124,928	734,577	18,171	106,845	143,099	841,422
Conceptus, Inc.*	25,300	319,286	3,939	49,710	29,239	368,996
CV Therapeutics, Inc.*	42,768	1,057,653	7,186	177,710	49,954	1,235,363
Digene Corp.*	31,470	917,980	4,939	144,071	36,409	1,062,051
DJ Orthopedics, Inc.*	29,805	822,022	4,780	131,832	34,585	953,854
Human Genome Sciences, Inc.*	85,150	728,884	13,169	112,727	98,319	841,611
Intuitive Surgical, Inc.*	4,900	574,623	745	87,366	5,645	661,989
Keryx Biopharmaceuticals, Inc.	24,800	363,072	3,832	56,100	28,632	419,172
Kyphon, Inc.*	12,600	514,458	1,948	79,537	14,548	593,995
Myogen, Inc.*	24,666	742,447	3,821	115,012	28,487	857,459

See Notes to Pro Forma Financial Statements

7

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP GROWTH FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited) (continued)
DECEMBER 31, 2005

	Aggressive Equity Fund Small Cap Growth Segment Shares	Aggressive Equity Fund Small Cap Growth Segment Value ($)	Small Cap Growth Fund Shares	Small Cap Growth Fund Value ($)	Total Pro Forma Small Cap Growth Fund Shares	Total Pro Forma Small Cap Growth Fund Value ($)
HEALTHCARE (Cont’d.)
Nuvasive, Inc.*	30,900	559,290	4,790	86,699	35,690	645,989
Psychiatric Solutions*	12,300	722,502	1,884	110,666	14,184	833,168
Senomyx, Inc.*	24,600	298,152	3,800	46,056	28,400	344,208
Steris Corp.	29,345	734,212	4,662	116,643	34,007	850,855
Theravance, Inc.*	34,045	766,693	5,151	116,001	39,196	882,694
Thoratec Corp.*	31,100	643,459	4,790	99,105	35,890	742,564
United Surgical Partners, Inc.	38,602	1,241,054	5,839	187,724	44,441	1,428,778
Valeant Pharmaceuticals	25,371	458,708	4,301	77,762	29,672	536,470
Ventana Medical Systems, Inc.*	52,252	2,212,872	8,112	343,544	60,364	2,556,416
Viasys Healthcare, Inc.*	44,205	1,136,069	6,861	176,328	51,066	1,312,397
		20,394,432		3,154,881		23,549,313
INDUSTRIAL (18.0%)
Actuant Corp. Cl A	29,950	1,671,210	4,636	258,689	34,586	1,929,899
Acuity Brands, Inc.	22,080	702,144	3,353	106,625	25,433	808,769
Agnico-Eagle Mines, Ltd.	29,000	573,040	4,524	89,394	33,524	662,434
Benchmark Electronics*	21,968	738,784	3,400	114,342	25,368	853,126
Cal Dive International, Inc.*	59,290	2,127,918	9,302	333,849	68,592	2,461,767
Champion Enterprises, Inc.*	46,025	626,861	7,117	96,934	53,142	723,795
Curtis Wright Corp. Cl B	12,875	702,975	2,081	113,623	14,956	816,598
Cymer, Inc.*	15,300	543,303	2,395	85,046	17,695	628,349
Diagnostic Products Corp.	14,620	709,801	2,267	110,063	16,887	819,864
Eagle Materials, Inc.	5,925	724,983	888	108,656	6,813	833,639
EastGroup Properties, Inc.	9,200	415,472	1,591	71,850	10,791	487,322
Eclipsys Corp.*	43,575	824,875	6,717	127,153	50,292	952,028
Filenet Corp.*	13,600	351,560	2,129	55,035	15,729	406,595
Genesee & Wyoming, Inc. Cl A*	36,545	1,372,265	5,685	213,472	42,230	1,585,737
Genesis Microchip Corp.*	22,862	413,574	3,547	64,165	26,409	477,739
Granite Construction	20,374	731,630	3,158	113,404	23,532	845,034
Harmonic, Inc.*	73,075	354,414	11,281	54,713	84,356	409,127
HUB Group, Inc. Cl A*	36,980	1,307,243	5,764	203,757	42,744	1,511,000
Hydril Company*	24,585	1,539,021	3,832	239,883	28,417	1,778,904
Labor Ready, Inc.*	30,624	637,592	4,635	96,501	35,259	734,093
Landstar System, Inc.	49,652	2,072,474	7,658	319,645	57,310	2,392,119
Lincoln Electric Holdings	38,405	1,523,142	5,811	230,464	44,216	1,753,606
Marinemax, Inc.*	25,400	801,878	3,939	124,354	29,339	926,232
Moog, Inc. Cl A*	25,600	726,528	4,178	118,572	29,778	845,100
Regal-Beloit Corp.	79,615	2,818,371	12,302	435,491	91,917	3,253,862
Shaw Group, Inc.*	53,218	1,548,112	8,239	239,673	61,457	1,787,785

See Notes to Pro Forma Financial Statements

8

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP GROWTH FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited) (continued)
DECEMBER 31, 2005

	Aggressive Equity Fund Small Cap Growth Segment Shares	Aggressive Equity Fund Small Cap Growth Segment Value ($)	Small Cap Growth Fund Shares	Small Cap Growth Fund Value ($)	Total Pro Forma Small Cap Growth Fund Shares	Total Pro Forma Small Cap Growth Fund Value ($)
INDUSTRIAL (Cont’d.)
Werner Enterprises, Inc.	48,100	947,570	7,452	146,804	55,552	1,094,374
		27,506,740		4,272,157		31,778,897
TECHNOLOGY (22.4%)
Activision, Inc.*	78,700	1,081,338	12,190	167,491	90,890	1,248,829
Adtran, Inc.	18,450	548,703	2,847	84,670	21,297	633,373
Akami Technologies*	35,700	711,501	5,500	109,615	41,200	821,116
Ansys, Inc.*	17,750	757,748	2,768	118,166	20,518	875,914
aQuantive, Inc.*	33,989	857,882	5,235	132,131	39,224	990,013
Arris Group, Inc.*	52,400	496,228	7,650	72,446	60,050	568,674
Aspen Technology, Inc.*	96,200	755,170	14,905	117,004	111,105	872,174
Avocent Corp.*	29,400	799,386	4,539	123,415	33,939	922,801
Centillium Communications Inc.	75,884	265,594	11,739	41,087	87,623	306,681
Computer Programs & Systems	21,250	880,388	3,289	136,263	24,539	1,016,651
Digital Insight Corporation*	24,700	790,894	3,806	121,868	28,506	912,762
Digitas*	33,575	420,359	5,200	65,104	38,775	485,463
Entegris, Inc*	37,600	354,192	5,802	54,655	43,402	408,847
Informatica Corp.*	46,900	562,800	7,292	87,504	54,192	650,304
Integrated Device Tech., Inc.*	46,707	615,598	7,250	95,555	53,957	711,153
Intrado, Inc.*	9,500	218,690	1,375	31,653	10,875	250,343
IXYS Corporation*	25,018	292,460	3,876	45,310	28,894	337,770
Lecroy Corp.*	39,305	600,973	6,127	93,682	45,432	694,655
Lexer Media, Inc.*	127,400	1,045,954	19,696	161,704	147,096	1,207,658
Lojack Corporation*	25,883	624,557	3,992	96,327	29,875	720,884
Medics Pharmaceutical Corp.	80,605	2,583,390	12,520	401,266	93,125	2,984,656
Microsemi Corp.*	93,950	2,598,657	14,553	402,536	108,503	3,001,193
Neustar, Inc. Cl A*	25,100	765,299	3,907	119,124	29,007	884,423
Parametric Technology Corp.*	171,796	1,047,956	26,639	162,498	198,435	1,210,454
Quest Software, Inc.*	29,300	427,487	4,551	66,399	33,851	493,886
Red Hat, Inc.*	45,150	1,229,886	7,000	190,680	52,150	1,420,566
RF Micro Devices*	162,450	878,855	25,184	136,245	187,634	1,015,100
Secure Computing Corp.*	134,900	1,653,874	20,867	255,829	155,767	1,909,703
Sonosite, Inc.*	32,910	1,152,179	4,977	174,245	37,887	1,326,424
SPSS, Inc.*	32,650	1,009,865	5,035	155,733	37,685	1,165,598
Tibco Software, Inc.*	121,300	906,111	17,700	132,219	139,000	1,038,330
ValueClick , Inc.*	78,800	1,427,067	12,222	221,340	91,022	1,648,407
Varian Semiconductor Equip.*	24,100	1,058,712	3,726	163,683	27,826	1,222,395
Viasat, Inc.*	62,654	1,674,740	10,029	268,075	72,683	1,942,815
Wabtech	81,190	2,184,011	12,584	338,510	93,774	2,522,521

See Notes to Pro Forma Financial Statements

9

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP GROWTH FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited) (continued)
DECEMBER 31, 2005

	Aggressive Equity Fund Small Cap Growth Segment Shares	Aggressive Equity Fund Small Cap Growth Segment Value ($)	Small Cap Growth Fund Shares	Small Cap Growth Fund Value ($)	Total Pro Forma Small Cap Growth Fund Shares	Total Pro Forma Small Cap Growth Fund Value ($)
TECHNOLOGY (Cont’d.)
Websense, Inc.*	14,627	960,116	2,448	160,687	17,075	1,120,803
		34,238,620		5,304,719		39,543,339
TELECOMMUNICATIONS (0.7%)
Tekelec*	72,345	1,005,596	10,530	146,367	82,875	1,151,963

UTILITIES (1.1%)
EPIQ Systems, Inc.*	27,110	502,619	4,151	76,960	31,261	579,579
PNM Resources, Inc.	24,860	608,821	3,864	94,629	28,724	703,450
Southwestern Energy Co.*	17,624	633,407	2,723	97,865	20,347	731,272
		1,744,847		269,454		2,014,301
TOTAL COMMON STOCKS (Cost: $149,344,818) 95.1%		145,231,367		22,431,484		167,662,851

See Notes to Pro Forma Financial Statements

10

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP GROWTH FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited) (continued)
DECEMBER 31, 2005

SHORT-TERM DEBT SECURITIES:	Rate(%)	Maturity	Aggressive Equity Fund Small Cap Growth Segment Face Amount ($)	Aggressive Equity Fund Small Cap Growth Segment Value ($)	Small Cap Growth Fund Face Amount ($)	Small Cap Growth Fund Value ($)	Total Pro Forma Small Cap Growth Fund Face Amount ($)	Total Pro Forma Small Cap Growth Fund Value ($)
U.S. GOVERNMENT AGENCIES (4.6%)
Federal National Mortgage Association	3.25	01/03/06	6,420,000	6,418,841	1,720,000	1,719,689	8,140,000	8,138,530
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,138,530) 4.6%				6,418,841		1,719,689		8,138,530
TEMPORARY CASH INVESTMENTS** (Cost: $14,300) 0.0% (1)			14,300	14,300			14,300	14,300
TOTAL INVESTMENTS (Cost: $157,497,648) 99.7%				151,664,508		24,151,173		175,815,681
OTHER NET ASSETS 0.3%				457,549		77,469		535,018
NET ASSETS 100.0%				$152,122,057		$24,228,642		$176,350,699

(1)	Less than 0.05%.

*	Non-income producing security.

**	The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 30, 2005 was 3.79%.

See Notes to Pro Forma Financial Statements

11

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP VALUE FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited)
DECEMBER 31, 2005

	Aggressive Equity Fund Small Cap Value Segment Shares	Aggressive Equity Fund Small Cap Value Segment Value ($)	Small Cap Value Fund Shares	Small Cap Value Fund Value ($)	Total Pro Forma Small Cap Value Fund Shares	Total Pro Forma Small Cap Value Fund Value ($)
COMMON STOCKS:
BASIC MATERIALS (7.2%)
Century Aluminum Company*	48,430	1,269,350	9,987	261,759	58,417	1,531,109
Commercial Metals Co.	53,180	1,996,377	11,236	421,799	64,416	2,418,176
Cytec Industries, Inc.	30,730	1,463,670	5,880	280,064	36,610	1,743,734
Georgia Gulf Corp.	13,380	407,020	2,720	82,742	16,100	489,762
Glatfelter	60,630	860,340	10,859	154,089	71,489	1,014,429
Longview Fibre Co.	86,330	1,796,527	18,805	391,332	105,135	2,187,859
Lubrizol Corp.	42,220	1,833,615	9,601	416,971	51,821	2,250,586
Oregon Steel Mills, Inc.*	46,990	1,382,446	9,548	280,902	56,538	1,663,348
Steel Dynamics, Inc.	23,960	850,820	4,999	177,514	28,959	1,028,334
U.S. Concrete, Inc.*	34,810	329,999	7,010	66,455	41,820	396,454
		12,190,164		2,533,627		14,723,791
CONSUMER, CYCLICAL (8.1%)
Audiovox Corp. Cl A*	212,272	2,942,090	44,267	613,541	256,539	3,555,631
Crown Holdings, Inc.*	211,400	4,128,642	46,470	907,558	257,870	5,036,200
Landry’s Restaurant, Inc.	48,190	1,287,155	9,956	265,925	58,146	1,553,080
Lithia Motors, Inc. Cl A	24,240	762,106	5,569	175,089	29,809	937,195
Lone Star Steakhouse	29,730	705,790	6,128	145,479	35,858	851,269
Sunterra Corporation*	113,490	1,613,828	23,698	336,986	137,188	1,950,814
The Bombay Company, Inc.*	323,880	958,685	65,954	195,224	389,834	1,153,909
Wolverine World Wide, Inc.	56,580	1,270,787	11,687	262,490	68,267	1,533,277
		13,669,083		2,902,292		16,571,375
CONSUMER, NON-CYCLICAL (3.5%)
Chiquita Brands Intl., Inc.	80,200	1,604,802	16,980	339,770	97,180	1,944,572
Conmed Corp.*	40,110	949,003	8,279	195,881	48,389	1,144,884
Longs Drug Stores Corp.	65,960	2,400,283	14,140	514,555	80,100	2,914,838
MGI Pharma, Inc.*	34,590	593,564	7,310	125,440	41,900	719,004
Walter Industries, Inc.	7,840	389,805	1,591	79,105	9,431	468,910
		5,937,457		1,254,751		7,192,208
ENERGY (7.1%)
CNX Gas Corp.*	67,070	1,391,703	7,220	149,815	74,290	1,541,518
Holly Corp.	6,630	390,308	1,365	80,358	7,995	470,666
NS Group, Inc.*	54,610	2,283,244	11,236	469,777	65,846	2,753,021
Range Resources Corp.	119,970	3,160,010	24,708	650,808	144,678	3,810,818
Todco Cl A	9,590	364,995	1,978	75,283	11,568	440,278
Unisource Energy Corp.	61,390	1,915,368	12,655	394,836	74,045	2,310,204

See Notes to Pro Forma Financial Statements

12

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP VALUE FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited) (continued)
DECEMBER 31, 2005

	Aggressive Equity Fund Small Cap Value Segment Shares	Aggressive Equity Fund Small Cap Value Segment Value ($)	Small Cap Value Fund Shares	Small Cap Value Fund Value ($)	Total Pro Forma Small Cap Value Fund Shares	Total Pro Forma Small Cap Value Fund Value ($)
ENERGY (Cont’d.)
Whittier Energy*	302,200	3,173,100			302,200	3,173,100
		12,678,728		1,820,877		14,499,605
FINANCIAL (30.1%)
American Home Mortgage Inves	28,040	913,263	5,903	192,261	33,943	1,105,524
Amli Residential Properties	14,880	566,184	2,820	107,301	17,700	673,485
Assured Guaranty Co.*	84,590	2,147,740	19,698	500,132	104,288	2,647,872
Bank Mutual Corp.	142,970	1,515,481	32,579	345,337	175,549	1,860,818
BankAtlantic Bancorp, Inc. Cl A	157,840	2,209,760	32,707	457,898	190,547	2,667,658
Banner Corporation	30,430	949,415			30,430	949,415
Boykin Lodging Company*	30,090	367,700			30,090	367,700
Brookline Bankcorp	161,240	2,284,770	33,310	472,003	194,550	2,756,773
Ceres Group, Inc.*	49,010	253,382	10,074	52,083	59,084	305,465
Columbia Banking System	38,985	1,113,021			38,985	1,113,021
Conseco, Inc.*	77,770	1,801,930	15,805	366,202	93,575	2,168,132
ECC Capital Corp.	182,800	413,127	35,850	81,021	218,650	494,148
Equity Inns, Inc.	162,290	2,199,030	34,384	465,903	196,674	2,664,933
First Niagara Financial Grp.	140,480	2,032,746	32,041	463,633	172,521	2,496,379
First State Bank Corporation	71,000	1,703,290	16,149	387,415	87,149	2,090,705
Highwoods Properties, Inc.	51,170	1,455,787	10,849	308,654	62,019	1,764,441
IShares S&P MIDCAP 400*	24,390	1,627,301			24,390	1,627,301
IShares Russell 200 Growth*			4,620	308,246	4,620	308,246
Iberia Bank Corp.	7,212	367,884	1,628	83,044	8,840	450,928
JER Investors Trust, Inc.	39,040	661,728	7,967	135,041	47,007	796,769
KNBT Bancorp, Inc.	110,800	1,804,932	25,300	412,137	136,100	2,217,069
Knight Capital Group, Inc.*	44,730	442,380	10,182	100,700	54,912	543,080
LandAmerica Financial Group	34,770	2,169,648	7,945	495,768	42,715	2,665,416
MAF Bancorp	50,620	2,094,655	11,526	476,945	62,146	2,571,600
Medical Properties Trust Inc	176,180	1,723,040	26,128	255,532	202,308	1,978,572
Mid-America Apt. Communities	28,390	1,376,915	5,827	282,610	34,217	1,659,525
NewAlliance Bankshare	147,590	2,145,959	31,289	454,942	178,879	2,600,901
PHH Corp.*	77,810	2,180,236	16,041	449,469	93,851	2,629,705
Pennsylvania REIT	28,700	1,072,232	5,859	218,892	34,559	1,291,124
Provident Financial Services	118,590	2,195,101	27,009	499,937	145,599	2,695,038
Santander Bancorp	45,565	1,144,593	8,430	211,762	53,995	1,356,355
Sterling Financial Corp.	90,076	2,250,098	19,135	477,992	109,211	2,728,090
Stewart Information Services	25,300	1,231,351	4,850	236,050	30,150	1,467,401
Sws Group, Inc.	54,270	1,136,414	11,510	241,019	65,780	1,377,433
Taberna Realty Fin. Trust	178,600	2,143,200	30,400	364,800	209,000	2,508,000

See Notes to Pro Forma Financial Statements

13

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP VALUE FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited) (continued)
DECEMBER 31, 2005

	Aggressive Equity Fund Small Cap Value Segment Shares	Aggressive Equity Fund Small Cap Value Segment Value ($)	Small Cap Value Fund Shares	Small Cap Value Fund Value ($)	Total Pro Forma Small Cap Value Fund Shares	Total Pro Forma Small Cap Value Fund Value ($)
FINANCIAL (Cont’d.)
Vintage Wine Trust, Inc.	189,970	1,899,700			189,970	1,899,700
		51,593,993		9,904,729		61,498,722
HEALTHCARE (1.7%)
Advanced Medical Optics, Inc.*	19,220	803,396	4,365	182,457	23,585	985,853
Digene Corp.*	28,770	839,221	6,558	191,297	35,328	1,030,518
Genesis HealthCare Corp.*	20,450	746,834	4,644	169,599	25,094	916,433
Inspire Pharmaceuticals, Inc.*	65,280	331,622	13,440	68,275	78,720	399,897
		2,721,073		611,628		3,332,701
INDUSTRIAL (23.9%)
Agnico-Eagle Mines, Ltd.	63,833	1,261,340	13,248	261,780	77,081	1,523,120
Apogee Enterprises, Inc.	153,220	2,485,228	34,955	566,970	188,175	3,052,198
Aspect Medical Systems, Inc.*	15,170	521,090	3,171	108,924	18,341	630,014
Baker (Michael) Corp.*	25,360	647,948	4,920	125,706	30,280	773,654
Benchmark Electronics*	43,190	1,452,480	9,010	303,006	52,200	1,755,486
Champion Enterprises, Inc.*	236,440	3,220,313	54,245	738,817	290,685	3,959,130
Conexant Systems, Inc.*	284,220	642,337	58,685	132,628	342,905	774,965
Curtis Wright Corp. Cl B	21,640	1,181,544	4,956	270,598	26,596	1,452,142
Cymer, Inc.*	8,560	303,966	1,763	62,604	10,323	366,570
Frozen Foods Express Ind.*	94,091	1,037,824	19,332	213,232	113,423	1,251,056
Gardner Denver Machinery*	46,420	2,288,506	10,580	521,594	57,000	2,810,100
General Cable Corp.*	110,460	2,176,062	23,009	453,277	133,469	2,629,339
Genesis Microchip Corp.*	40,040	724,324	8,268	149,568	48,308	873,892
Healthcare Services Group	39,600	820,116	8,268	171,230	47,868	991,346
Kennametal, Inc.	50,140	2,559,146	11,451	584,459	61,591	3,143,605
Kirby Corp.*	46,244	2,412,548	9,505	495,876	55,749	2,908,424
Komag, Inc.*	22,380	775,691	4,623	160,233	27,003	935,924
Matrix Service Co.*	8,310	81,770	1,660	16,334	9,970	98,104
RailAmerica, Inc.*	261,010	2,868,500	53,933	592,724	314,943	3,461,224
Shaw Group, Inc.*	57,190	1,663,657	11,955	347,771	69,145	2,011,428
Siligan Holdings, Inc.	89,000	3,214,680	18,182	656,734	107,182	3,871,414
Texas Industries, Inc.	30,850	1,537,564	6,268	312,397	37,118	1,849,961
Trico Marine Services, Inc.*	42,020	1,092,520	8,644	224,744	50,664	1,317,264
Trinity Industries	69,910	3,080,934	14,193	625,486	84,103	3,706,420
Universal Forest Products	40,970	2,263,593	7,870	434,818	48,840	2,698,411
		40,313,681		8,531,510		48,845,191

See Notes to Pro Forma Financial Statements

14

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP VALUE FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited) (continued)
DECEMBER 31, 2005

	Aggressive Equity Fund Small Cap Value Segment Shares	Aggressive Equity Fund Small Cap Value Segment Value ($)	Small Cap Value Fund Shares	Small Cap Value Fund Value ($)	Total Pro Forma Small Cap Value Fund Shares	Total Pro Forma Small Cap Value Fund Value ($)
TECHNOLOGY (8.1%)
3Com Corp.*	117,030	421,308	24,181	87,052	141,211	508,360
Andrew Corp.*	61,220	656,891	12,440	133,481	73,660	790,372
Anixter International, Inc.	43,710	1,709,935	9,988	390,731	53,698	2,100,666
BearingPoint, Inc.*	55,250	434,265	11,214	88,142	66,464	522,407
Checkpoint Systems*	28,670	706,716	5,827	143,636	34,497	850,352
Credence Systems Corp.*	58,140	404,654	11,816	82,239	69,956	486,893
Electronics For Imaging, Inc.*	50,710	1,349,393	10,451	278,101	61,161	1,627,494
Fairchild Semiconductor International*	25,620	433,234	5,204	88,000	30,824	521,234
Hutchinson Tech*	31,600	899,020	6,161	175,280	37,761	1,074,300
Imation Corp.	28,280	1,302,860	5,849	269,463	34,129	1,572,323
Integrated Device Tech., Inc.*	34,320	452,338	7,064	93,104	41,384	545,442
Lecroy Corp.*	41,310	631,630	8,429	128,879	49,739	760,509
Palm, Inc.*	34,610	1,100,598	6,677	212,329	41,287	1,312,927
Perot Systems Corp. Cl A*	46,290	654,541	9,687	136,974	55,977	791,515
Powerwave Technologies, Inc.*	32,560	409,279	6,623	83,251	39,183	492,530
Sigmatel, Inc*	16,020	209,862	3,311	43,374	19,331	253,236
Skyworks Solutions, Inc.*	242,620	1,234,936	55,266	281,304	297,886	1,516,240
Varian Semiconductor Equip.*	15,540	682,672	3,204	140,752	18,744	823,424
		13,694,132		2,856,092		16,550,224
TELECOMMUNICATIONS (1.4%)
CT Communications, Inc.	41,950	509,273	9,548	115,913	51,498	625,186
Tekelec*	55,120	766,168	11,246	156,319	66,366	922,487
Valor Communications Group	96,320	1,098,048	19,569	223,087	115,889	1,321,135
		2,373,489		495,319		2,868,808
UTILITIES (3.5%)
Avista Corp.	41,150	728,767	9,419	166,810	50,569	895,577
PNM Resources, Inc.	72,230	1,768,913	14,881	364,436	87,111	2,133,349
Sierra Pacific Resources*	147,140	1,918,706	30,052	391,878	177,192	2,310,584
Westar Energy, Inc.	71,140	1,529,507	15,289	328,714	86,429	1,858,221
		5,945,893		1,251,838		7,197,731
TOTAL COMMON STOCKS (Cost: $170,278,602) 94.6%		161,117,693		32,162,663		193,280,356

See Notes to Pro Forma Financial Statements

15

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SMALL CAP VALUE FUND)
PRO FORMA PORTFOLIO OF INVESTMENTS
IN SECURITIES (Unaudited) (continued)
DECEMBER 31, 2005

	Aggressive Equity Fund Small Cap Value Segment Shares	Aggressive Equity Fund Small Cap Value Segment Value ($)	Small Cap Value Fund Shares	Small Cap Value Fund Value ($)	Total Pro Forma Small Cap Value Fund Shares	Total Pro Forma Small Cap Value Fund Value ($)
PREFERRED STOCKS:
FINANCIAL (0.7%)
Quanta Capital Holdings	48,020	1,200,500	9,210	230,250	57,230	1,430,750

TOTAL PREFERRED STOCKS (Cost: $1,430,750) 0.7%		1,200,500		230,250		1,430,750

LONG-TERM DEBT SECURITIES:	Rate(%)	Maturity	Aggressive Equity Fund Small Cap Value Segment Face Amount ($)	Aggressive Equity Fund Small Cap Value Segment Value ($)	Small Cap Value Fund Face Amount ($)	Small Cap Value Fund Value ($)	Total Pro Forma Small Cap Value Fund Face Amount ($)	Total Pro Forma Small Cap Value Fund Value ($)
FINANCIAL (0.9%)
GSC Capital Corp.	7.25	07/15/10	1,890,000	1,890,000	0	0	1,890,000	1,890,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.6%				1,890,000		0		1,890,000

SHORT-TERM DEBT SECURITIES:	Rate(%)	Maturity	Aggressive Equity Fund Small Cap Value Segment Face Amount ($)	Aggressive Equity Fund Small Cap Value Segment Value ($)	Small Cap Value Fund Face Amount ($)	Small Cap Value Fund Value ($)	Total Pro Forma Small Cap Value Fund Face Amount ($)	Total Pro Forma Small Cap Value Fund Value ($)
U.S. GOVERNMENT AGENCIES (3.4%)
Federal Home Loan Bank	3.35	01/03/06	5,600,000	5,598,958	0	0	5,600,000	5,598,958
Federal National Mortgage Association	3.25	01/03/06			1,340,000	1,339,758	1,340,000	1,339,758
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,938,716) 3.4%				5,598,958		1,339,758		6,938,716
TOTAL INVESTMENTS (Cost: $180,538,068) 99.6%				169,807,151		33,732,671		203,539,822
OTHER NET ASSETS 0.4%				589,213		113,920		703,133
NET ASSETS 100.0%				$170,396,364		$33,846,591		$204,242,955

*	Non-income producing security.

See Notes to Pro Forma Financial Statements

16

Mutual of America Investment Corporation —
Small Cap Value and Small Cap Growth Funds

Notes to Pro Forma Financial Statements as of and for the Year Ended December 31, 2005 — Unaudited

1.	BASIS OF PRESENTATION

The accompanying Pro Forma Statements of Assets and Liabilities and Pro Forma Schedules of Investments in Securities for the Mutual of America Investment Corporation Small Cap Value Fund (“Small Cap Value Fund”) and Small Cap Growth Fund (“Small Cap Growth Fund”) present the respective assets, liabilities and portfolios of the Small Cap Value and Small Cap Growth Funds as if the Mutual of America Investment Corporation Aggressive Equity Fund (“Aggressive Equity Fund”) had transferred its net assets to the Small Cap Value and Small Cap Growth Funds on December 31, 2005. The accompanying Pro Forma Statements of Operations present the operations of the Small Cap Value and Small Cap Growth Funds as if the Aggressive Equity Fund had been divided into the Small Cap Value and Small Cap Growth Funds immediately prior to January 1, 2005.

The anticipated reorganization of the Aggressive Equity Fund is expected to be executed via a transfer of all the respective assets and liabilities of its component small cap value and small cap growth segments to the Small Cap Value and Small Cap Growth Funds in exchange for shares of the Small Cap Value and Small Cap Growth Funds equal to the value of the respective transferred net assets on the date prior to the reorganization. At that point the Aggressive Equity Fund will distribute the Small Cap Value Fund and Small Cap Growth Fund shares to its shareholders and will then no longer exist. For financial reporting purposes, the Small Cap Value and Small Cap Growth Funds will be considered the surviving entities of the reorganization. In addition, subsequent to the reorganization, the Small Cap Value and Small Cap Growth Funds will continue to be treated as Regulated Investment Companies for Federal tax purposes.

The Pro Forma Financial Statements reflect the effects of the anticipated transfer by separating the actual statement of assets and liabilities, statement of operations and schedule of investments of the Aggressive Equity Fund as of and for the year ended December 31, 2005, with the addition of pro-forma adjustments as described in Footnotes 2 and 3. These amounts were then added to the actual respective statements of assets and liabilities, statements of operations and schedules of investments of the Small Cap Growth and Small Cap Value Funds as of December 31, 2005 and for the period July 1, 2005 (commencement of operations) to December 31, 2005. The Pro Forma Schedules of Investments in Securities combine multiple holdings of identical securities into one listing for each security.

As of December 31, 2005, all of the securities in the small cap value segment of the Aggressive Equity Fund conformed to the investment guidelines of the Small

17

Cap Value Fund and all of the securities in the small cap growth segment of the Aggressive Equity Fund conformed to the investment guidelines of the Small Cap Growth Fund.

With the following exceptions, the Aggressive Equity Fund financial statements were separated based on the actual net assets of the Aggressive Equity Fund’s underlying segments, or the proportion of their net assets, at December 31, 2005. The exceptions involve the net realized gain on investments and net unrealized appreciation (depreciation) of investments on the Pro Forma Statements of Operations and the accumulated undistributed net realized gain and unrealized appreciation included in the Components of Net Assets in the Pro Forma Statements of Assets and Liabilities, which were separated based on the actual realized and unrealized gains (losses) of the underlying segments during and at the end of 2005.

Security Valuation — Investment securities are valued as follows:

Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporate both dealer supplied valuations and analytical modeling techniques which consider factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than 60 days are stated at market value.

2.	PRO FORMA ADJUSTMENT TO STATEMENTS OF ASSETS AND LIABILITIES

The Pro Forma Statements of Assets and Liabilities includes a pro forma adjustment to the number of shares outstanding to reflect the additional number of shares of the Small Cap Value and Small Cap Growth Funds that would be required to replace the outstanding shares of the Aggressive Equity Fund because of differences in the respective funds’ net asset values per share.

3.	PRO FORMA ADJUSTMENTS TO STATEMENTS OF OPERATIONS

The Pro Forma Statements of Operations include the following pro forma adjustments to the original Aggressive Equity Fund expenses:

18

Accounting and recordkeeping expenses — A 10 percent reduction in the Aggressive Equity Fund expense to reflect the anticipated lower number of securities that will be held in the combined portfolios.

Shareholders reports — A five percent decrease to reflect the elimination of one fund in the semi-annual and annual reports.

Custodian expenses — A 10 percent reduction in the Aggressive Equity Fund expense to reflect the elimination of a custodian account and a reduction in portfolio transactions as a result of the lower number of securities that will be held in the combined portfolios.

Audit — A five percent decrease to reflect the elimination of audit work.

19

FORM N-14

Part C — Other Information

Item 15. Indemnification.

Provisions for the indemnification of the Investment Company’s Directors and officers are contained in Article X of the Investment Company’s Articles of Incorporation and Article VII of its Bylaws.

Registrant’s directors and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)(a)
Articles of Incorporation of Mutual of America Investment Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 28, 1995 (File No. 33-6486).)

(b)	Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on April 15, 1999 (File No. 33-6486).)

(c)-(h)
Articles of Amendment, dated September 22, 1986. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on June 4, 1999 (File No. 33-6486).)

	(i)	Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on June 4, 1999 (File No. 33-6486).)

	(j)	Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 14, 2003 (File No. 33-6486).)

	(k)	Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 25, 2003 (File No. 33-6486).)

	(l)	Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 29, 2005 (File No. 33-6486).)

(m)
Articles Supplementary allocating shares to the Small Cap Value, Small Cap Growth and Mid Cap Value Funds. (Incorporated herein by reference to the original filing of this Registration Statement on Form N-14 filed on February 17, 2006 (File No. 333-131941).)

(n)
Articles Supplementary increasing the shares allocated to the Small Cap Value, Small Cap Growth and Mid Cap Value Funds. (Incorporated herein by reference to the original filing of this Registration Statement on Form N-14 filed on February 17, 2006 (File No. 333-131941).)

(2)	(a)-(c)
Bylaws of the Investment Company, and Revisions thereto. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed June 4, 1999 (File No. 33-6486).)

(3)		Not applicable.

(4)		Agreement and Plan of Reorganization (Filed as Appendix A to the Combined Prospectus/Proxy Statement included in Part A to this Form N-14 Registration Statement.)

(5)		Not applicable.

(6)	(a)
Investment Advisory Agreement between the Investment Company and Mutual of America Life Insurance Company, as investment adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(b)
Assumption Agreement, between the Mutual of America Life Insurance Company and Mutual of America Capital Management Corporation (the “Adviser”), as investment adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(c)
Supplement to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on February 12, 1999 (File No. 33-6486).)

(d)
Supplement AA to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(e)
Supplement AE to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(f)
Supplement to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on April 25, 2003 (File No. 33-6486).)

(7)
Distribution Agreement, between the Investment Company and the Insurance Company, as Distributor. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 14, 2003 (File No. 33-6486).)

(8)		Not applicable.

(9)	(a)
Custody Agreement between the Investment Company and the Chase Manhattan Bank. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed June 4, 1999 (File No. 33-6486).)

	(b)	Amendment No. 1 to the Custody Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 14, 2003 (File No. 33-6486).)

	(c)	Amendment No. 2 to the Custody Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 14, 2003 (File No. 33-6486).)

(10)	(a)
Agreement to Limit Operating Expenses between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 14, 2003 (File No. 33-6486).)

	(b)	Amendment and Termination of Agreement to Limit Operating Expenses between the Investment Company and the Adviser. (Incorporated herein by reference to the original filing of this

Registration Statement on Form N-14 filed on February 17, 2006 (File No. 333-131941).)

(11)
Opinion and Consent of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on June 4, 1999 (File No. 33-6486).)

(12)		Form of Tax Opinion of Special Tax Counsel is filed herewith as Exhibit 12.

(13)		Not applicable.

(14)		Consent of independent registered public accounting firm is filed herewith as Exhibit 14.

(15)		Not applicable.

(16)	(a)
Power of Attorney of Mr. Altstadt is filed herewith as Exhibit 16. (Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on April 3, 2006 (file No. 333-131941).)

(b)
Power of Attorney of Mr. Flanagan is filed herewith as Exhibit 16. (Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on April 3, 2006 (file No. 333-131941).)

(c)
Power of Attorney of Mr. Mertz is filed herewith as Exhibit 16. (Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on April 3, 2006 (file No. 333-131941).)

(d)
Power of Attorney of Mr. Nolan is filed herewith as Exhibit 16. (Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on April 3, 2006 (file No. 333-131941).)

(e)
Power of Attorney of Mr. McGuire is filed herewith as Exhibit 16. (Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on April 3, 2006 (file No. 333-131941).)

(17)		Forms of Proxy are filed herewith as Exhibit 17.

Item 17. Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this amended registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on June 16, 2006.

MUTUAL OF AMERICA INVESTMENT CORPORATION (Registrant)

By:	/s/ Manfred Altstadt
Name:	Manfred Altstadt
Title:	Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

[insert directors names]

Signature	Title	Date
/s/ Manfred Altstadt* _______________________	Chairman of the Board, President and Chief Executive Officer	June 16, 2006

/s/ John R. Greed* _______________________	Executive Vice President, Chief Financial Officer and Treasurer	June 16, 2006

/s/ * _______________________	Director	June 16, 2006

/s/ * _______________________	Director	June 16, 2006

/s/ * _______________________	Director	June 16, 2006

/s/ * _______________________	Director	June 16, 2006

/s/ * _______________________	Director	June 16, 2006

*By:/s/                                 , Attorney-in-fact